METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA (formerly,
                     Cova Financial Life Insurance Company)

          METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE (formerly, Cova
                           Variable Life Account Five)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable life prospectus:

1. We have changed our name to MetLife Investors Insurance Company of California as of the date of this supplement. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Life Account Five.

2. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the Policies, has changed its name to MetLife Investors Sales Company.

3.  The following changes are made to the "Executive Officers and Directors"
section in Part II of the Prospectus:



        o John W. Barber, William P. Boscow, Philip A. Haley, E. Thomas Hughes, Jr., Douglas E. Jacobs, Richard A. Liddy, William C. Mair, Lorry J. Stensrud, Myron H. Sandberg and Peter L. Witkewiz are deleted.

        o   The following replaces the information for Mark E. Reynolds:

          President and Director of Cova, CFSLIC and FCLIC - June, 2000 to present; Executive Vice President and Director of Cova and CFSLIC - May, 1997 to June, 2000; Chief Financial Officer and Director of FCLIC
          - May, 1997 to present; Executive Vice President of CLMC - May, 1997 to present; Executive Vice President and Director of Advisory - December, 1996 to present; Executive Vice President and Director of Allocation - December, 1996 to present.

       o The following information is added:

          James A. Shepherdson III - Chairman of the Board and a Director of Cova and CFSLIC since June, 2000; Co-Chief Executive Officer, MetLife Security First Group, Inc. - April, 2000 to present; Co-Chief Executive Officer, Equitable Distributors, Inc. - April, 1996 to April, 2000; Chief Operating Officer, McGuinness Companies and Chief Operating Officer, Endeavor Group - September, 1978 to March, 1996.

          Gregory P. Brakovich - Director of Cova and CFSLIC since June, 2000; Co-Chief Executive Officer, MetLife Security First Group, Inc. - April, 2000 to present; Co-Chief Executive Officer, Equitable Distributors Inc. - March, 1996 to April, 2000; Consultant/Managing Director, Bankers Trust Co. - June, 1992 to March, 1996.

          Amy W. Hester - Controller and Director of Cova, CFSLIC and FCLIC. Vice President and Controller of Cova Life Management Company since May, 1996; prior thereto, Finance Director, YMCA of Catawba Valley, Conover, North Carolina from July, 1995 to February, 1996.


        o   The following supplements the information for Bernard J. Spaulding:

          Bernard J. Spaulding - Director of Cova, CFSLIC and FCLIC since June, 2000.


Financial Statements
Financial Statements of the Separate Account and the Company are provided below.



COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio             16,233 shares at a net asset value of   $24.727624 per share   $ 401,413
        Bond Debenture Portfolio                            19,424 shares at a net asset value of   $12.084771 per share     234,738
        Developing Growth Portfolio                             16 shares at a net asset value of   $12.359581 per share         194
        Large Cap Research Portfolio                         9,610 shares at a net asset value of   $14.138463 per share     135,867
        Mid-Cap Value Portfolio                              5,401 shares at a net asset value of   $14.696734 per share      79,380
        Quality Bond Portfolio                                  20 shares at a net asset value of   $10.701597 per share         211
        Small Cap Stock Portfolio                            7,445 shares at a net asset value of   $17.033988 per share     126,819
        Large Cap Stock Portfolio                           30,333 shares at a net asset value of   $18.121351 per share     549,676
        Select Equity Portfolio                             14,643 shares at a net asset value of   $15.139954 per share     221,688
        International Equity Portfolio                      10,753 shares at a net asset value of   $13.255736 per share     142,532
      General American Capital Company (GACC):
        Money Market Fund                                      954 shares at a net asset value of   $21.213607 per share      20,233
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                  6 shares at a net asset value of       $15.92 per share         101
        Aggressive Equity Fund                                   7 shares at a net asset value of       $13.94 per share         103
        Non-U.S. Fund                                            8 shares at a net asset value of       $12.13 per share          93
        Core Bond Fund                                          11 shares at a net asset value of        $9.96 per share         105
        Real Estate Securities Fund                             11 shares at a net asset value of       $10.50 per share         112
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                  4,808 shares at a net asset value of       $31.31 per share     150,549
        AIM V.I. Capital Appreciation Fund                   1,068 shares at a net asset value of       $40.72 per share      43,473
        AIM V.I. International Equity Fund                       7 shares at a net asset value of       $24.29 per share         180
      Alliance Variable Products Series Fund, Inc.
          (Alliance):
        Premier Growth Portfolio                                 2 shares at a net asset value of       $37.20 per share          92
        Real Estate Investment Portfolio                        11 shares at a net asset value of       $10.56 per share         111
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                     40 shares at a net asset value of        $2.40 per share          96
      Goldman Sachs Variable Insurance Trust
          (Goldman Sachs):
        Growth and Income Fund                                   9 shares at a net asset value of       $10.92 per share          99
        International Equity Fund                                7 shares at a net asset value of       $13.04 per share          92
        Global Income Fund                                      10 shares at a net asset value of       $10.31 per share         103
        Internet Tollkeeper                                     10 shares at a net asset value of        $9.78 per share          94
      Kemper Variable Series (Kemper):
        Kemper Small Cap Growth Portfolio                       39 shares at a net asset value of    $2.899640 per share         113
        Kemper Small Cap Value Portfolio                        93 shares at a net asset value of    $1.110760 per share         104
        Kemper Government Securities Portfolio                  91 shares at a net asset value of    $1.151600 per share         105
      MFS Variable Insurance Trust (MFS):
        MFS Research Series                                      4 shares at a net asset value of       $23.80 per share         103
        MFS Growth with Income Series                            5 shares at a net asset value of       $21.58 per share         102
        MFS Emerging Growth Series                               3 shares at a net asset value of       $35.65 per share         100
        MFS High Income Series                                   9 shares at a net asset value of       $10.50 per share          99
        MFS Global Governments Series                           11 shares at a net asset value of        $9.67 per share         102
        MFS New Discovery                                        5 shares at a net asset value of       $18.40 per share          96
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                    2 shares at a net asset value of       $50.87 per share          99
        Oppenheimer Main Street Growth & Income Fund             4 shares at a net asset value of       $23.59 per share         100
        Oppenheimer High Income Fund                            11 shares at a net asset value of        $9.69 per share         102


                                                                                                                        (Continued)

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Assets, continued:
    Investments, continued:
        Oppenheimer Bond Fund                                   9 shares at a net asset value of    $11.01 per share          $104
        Oppenheimer Strategic Bond Fund                        22 shares at a net asset value of     $4.70 per share           103
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                        4 shares at a net asset value of    $24.80 per share           105
        Putnam VT New Value Fund                                9 shares at a net asset value of    $12.33 per share           110
        Putnam VT Vista Fund                                    4 shares at a net asset value of    $24.79 per share           106
        Putnam VT International Growth Fund                     5 shares at a net asset value of    $18.06 per share            94
        Putnam VT International New Opportunities Fund          5 shares at a net asset value of    $16.85 per share            82
      Franklin Templeton Variable Insurance Products
          Trust (Templeton):
        Templeton Global Income Securities Fund                 9 shares at a net asset value of    $10.78 per share            98
        Franklin Small Cap Fund                               321 shares at a net asset value of    $26.69 per share         8,563
        Templeton Growth Securities Fund                    3,020 shares at a net asset value of    $13.02 per share        39,318
        Templeton International Securities Fund                11 shares at a net asset value of    $18.47 per share           206
        Templeton Developing Markets Securities Fund           15 shares at a net asset value of     $5.68 per share            88
        Mutual Shares Securities Fund                           8 shares at a net asset value of    $13.51 per share           105
        Franklin Large Cap Growth Securities Fund               6 shares at a net asset value of    $23.28 per share           144
                                                                                                                    ---------------
           Total assets                                                                                                $ 2,158,605
                                                                                                                    ===============


Liabilities:
    General American Capital Company (GACC):
      Money Market Fund                                                                                                   $ 20,000
                                                                                                                    ===============


Net Assets:
    Cova Lord Abbett Growth and Income                                                                                   $ 401,413
    Cova Bond Debenture                                                                                                    234,738
    Cova Developing Growth                                                                                                     194
    Cova Large Cap Research                                                                                                135,867
    Cova Mid-Cap Value                                                                                                      79,380
    Cova Quality Bond                                                                                                          211
    Cova Small Cap Stock                                                                                                   126,819
    Cova Large Cap Stock                                                                                                   549,676
    Cova Select Equity                                                                                                     221,688
    Cova International Equity                                                                                              142,532
    GACC Money Market                                                                                                          233
    Russell Multi-Style Equity                                                                                                 101
    Russell Aggressive Equity                                                                                                  103
    Russell Non-U.S.                                                                                                            93
    Russell Core Bond                                                                                                          105
    Russell Real Estate Securities                                                                                             112
    AIM V.I. Value                                                                                                         150,549
    AIM V.I. Capital Appreciation                                                                                           43,473
    AIM V.I. International Equity                                                                                              180
    Alliance Premier Growth                                                                                                     92
    Alliance Real Estate Investment                                                                                            111




                                                                                                                        (Continued)

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Net Assets, continued:
    Liberty Newport Tiger Fund, Variable                      $ 96
    Goldman Sachs Growth and Income                             99
    Goldman Sachs International Equity                          92
    Goldman Sachs Global Income                                103
    Goldman Sachs Internet Tollkeeper                           94
    Kemper Small Cap Growth                                    113
    Kemper Small Cap Value                                     104
    Kemper Government Securities                               105
    MFS Research                                               103
    MFS Growth with Income                                     102
    MFS Emerging Growth                                        100
    MFS High Income                                             99
    MFS Global Governments                                     102
    MFS New Discovery                                           96
    Oppenheimer Capital Appreciation                            99
    Oppenheimer Main Street Growth & Income                    100
    Oppenheimer High Income                                    102
    Oppenheimer Bond                                           104
    Oppenheimer Strategic Bond                                 103
    Putnam VT Growth and Income                                105
    Putnam VT New Value                                        110
    Putnam VT Vista                                            106
    Putnam VT International Growth                              94
    Putnam VT International New Opportunities                   82
    Templeton Global Income Securities                          98
    Franklin Small Cap                                       8,563
    Templeton Growth Securities                             39,318
    Templeton International Securities                         206
    Templeton Developing Markets Securities                     88
    Templeton Mutual Shares Securities                         105
    Franklin Large Cap Growth Securities                       144
                                                    ---------------
           Total net assets                            $ 2,138,605
                                                    ===============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                                                   Cova
                                          ---------------------------------------------------------------------------------------
                                           Lord Abbett
                                            Growth                                 Large                                 Small
                                              and         Bond       Developing     Cap        Mid-Cap      Quality       Cap
                                            Income      Debenture     Growth     Research       Value        Bond        Stock
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------


Investment income:
   Dividends                             $     4,145       11,105            -         311          209           12           1

Expenses:
   Mortality and expense risk                      -            -            -           -            -            -           -
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------
       Net investment income (loss)            4,145       11,105            -         311          209           12           1
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      199           23            -          61           71            -       3,492
   Realized gain distributions                 5,756            -           10      11,177          444            -       4,940
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------
       Net realized gain (loss)                5,955           23           10      11,238          515            -       8,432
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

Change in unrealized appreciation             18,486       (5,293)         (29)     (6,083)      19,011           (1)     (3,564)
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations          $    28,586        5,835          (19)      5,466       19,735           11       4,869
                                          ===========  ===========  =========== ===========  ===========  =========== ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                          Cova                        GACC                    Russell
                                          ---------------------------------------  ----------  ------------------------------------

                                             Large                                               Multi-
                                              Cap        Select     International    Money        Style     Aggressive
                                             Stock       Equity        Equity        Market      Equity       Equity      Non-U.S.
                                          -----------  -----------  -------------  ----------  -----------  -----------  ----------


Investment income:
   Dividends                             $     3,286        1,074            667           -            -            -           -

Expenses:
   Mortality and expense risk                      -            -              -           4            -            -           -
                                          -----------  -----------  -------------  ----------  -----------  -----------  ----------
       Net investment income (loss)            3,286        1,074            667          (4)           -            -           -
                                          -----------  -----------  -------------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     (376)      (1,029)            84       7,659            -            -           -
   Realized gain distributions                40,933       14,402          9,711           -            -            -           -
                                          -----------  -----------  -------------  ----------  -----------  -----------  ----------
       Net realized gain (loss)               40,557       13,373          9,795       7,659            -            -           -
                                          -----------  -----------  -------------  ----------  -----------  -----------  ----------

Change in unrealized appreciation            (63,076)     (10,019)       (30,524)     (3,701)           1            3          (7)
                                          -----------  -----------  -------------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations          $   (19,233)       4,428        (20,062)      3,954            1            3          (7)
                                          ===========  ===========  =============  ==========  ===========  ===========  ==========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                  Russell                             AIM                            Alliance
                                          ----------------------  ------------------------------------------  ----------------------

                                                        Real                       V.I.            V.I.                     Real
                                           Core        Estate        V.I.        Capital       International   Premier     Estate
                                           Bond       Securities     Value     Appreciation       Equity       Growth     Investment
                                          ---------  -----------  ----------- --------------  --------------  ---------- -----------


Investment income:
   Dividends                             $       2            1            -              -               -           -           4

Expenses:
   Mortality and expense risk                    -            -            -              -               -           -           -
                                          ---------  -----------  ----------- --------------  --------------  ---------- -----------
       Net investment income (loss)              2            1            -              -               -           -           4
                                          ---------  -----------  ----------- --------------  --------------  ---------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -            -          145            189               -           -           -
   Realized gain distributions                   -            -            -              -               -           5           -
                                          ---------  -----------  ----------- --------------  --------------  ---------- -----------
       Net realized gain (loss)                  -            -          145            189               -           5           -
                                          ---------  -----------  ----------- --------------  --------------  ---------- -----------

Change in unrealized appreciation                3           11      (10,783)         4,954             (20)        (13)          7
                                          ---------  -----------  ----------- --------------  --------------  ---------- -----------

       Net increase (decrease) in net
         assets from operations          $       5           12      (10,638)         5,143             (20)         (8)         11
                                          =========  ===========  =========== ==============  ==============  ========== ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                            Liberty                        Goldman Sachs                             Kemper
                                          -----------  ----------------------------------------------------  -----------------------
                                            Newport
                                             Tiger       Growth                                                 Small       Small
                                             Fund          and      International    Global      Internet        Cap         Cap
                                           Variable      Income         Equity       Income      Tollkeeper    Growth       Value
                                          -----------  -----------  -------------- -----------  -----------  ----------- -----------


Investment income:
   Dividends                             $         -            -               -           -            -            -           -

Expenses:
   Mortality and expense risk                      -            -               -           -            -            -           -
                                          -----------  -----------  -------------- -----------  -----------  ----------- -----------
       Net investment income (loss)                -            -               -           -            -            -           -
                                          -----------  -----------  -------------- -----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -            -               -           -            -            -           -
   Realized gain distributions                     -            -               -           -            -            -           -
                                          -----------  -----------  -------------- -----------  -----------  ----------- -----------
       Net realized gain (loss)                    -            -               -           -            -            -           -
                                          -----------  -----------  -------------- -----------  -----------  ----------- -----------

Change in unrealized appreciation                 (4)          (1)             (8)          3           (6)          13           4
                                          -----------  -----------  -------------- -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations          $        (4)          (1)             (8)          3           (6)          13           4
                                          ===========  ===========  ============== ===========  ===========  =========== ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                             Kemper                                          MFS
                                          ------------  ----------------------------------------------------------------------------

                                                                      Growth
                                           Government                   and       Emerging      High         Global          New
                                           Securities    Research     Income       Growth      Income     Governments     Discovery
                                          ------------  ----------- -----------  -----------  ---------- --------------  -----------


Investment income:
   Dividends                             $          -            -           -            -           -              -            -

Expenses:
   Mortality and expense risk                       -            -           -            -           -              -            -
                                          ------------  ----------- -----------  -----------  ---------- --------------  -----------
       Net investment income (loss)                 -            -           -            -           -              -            -
                                          ------------  ----------- -----------  -----------  ---------- --------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -            -           -            -           -              -            -
   Realized gain distributions                      -            -           -            -           -              -            -
                                          ------------  ----------- -----------  -----------  ---------- --------------  -----------
       Net realized gain (loss)                     -            -           -            -           -              -            -
                                          ------------  ----------- -----------  -----------  ---------- --------------  -----------

Change in unrealized appreciation                   5            3           2            -          (1)             2           (4)
                                          ------------  ----------- -----------  -----------  ---------- --------------  -----------

       Net increase (decrease) in net
         assets from operations          $          5            3           2            -          (1)             2           (4)
                                          ============  =========== ===========  ===========  ========== ==============  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                                       Oppenheimer                                    Putnam
                                          ----------------------------------------------------------------- ------------------------
                                                           Main Street                                          VT
                                                            Growth                                            Growth         VT
                                             Capital           &         High                    Strategic      and          New
                                           Appreciation     Income      Income        Bond         Bond       Income        Value
                                          --------------  ----------- -----------  -----------  ----------- -----------  -----------


Investment income:
   Dividends                             $            -            -           -            -            -           -            -

Expenses:
   Mortality and expense risk                         -            -           -            -            -           -            -
                                          --------------  ----------- -----------  -----------  ----------- -----------  -----------
       Net investment income (loss)                   -            -           -            -            -           -            -
                                          --------------  ----------- -----------  -----------  ----------- -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                           -            -           -            -            -           -            -
   Realized gain distributions                        -            -           -            -            -           -            -
                                          --------------  ----------- -----------  -----------  ----------- -----------  -----------
       Net realized gain (loss)                       -            -           -            -            -           -            -
                                          --------------  ----------- -----------  -----------  ----------- -----------  -----------

Change in unrealized appreciation                    (1)           -           2            4            3           5           10
                                          --------------  ----------- -----------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets from operations          $           (1)           -           2            4            3           5           10
                                          ==============  =========== ===========  ===========  =========== ===========  ===========



COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                         Putnam                                       Templeton
                                          ---------------------------------------  ------------------------------------------------
                                                                         VT
                                                         VT         International    Global     Franklin
                                            VT      International       New          Income      Small     Growth     International
                                           Vista       Growth       Opportunities   Securities    Cap     Securities   Securities
                                          -------  --------------  --------------  -----------  --------- ----------  -------------


Investment income:
   Dividends                             $     -               -               -            6         37        443              2

Expenses:
   Mortality and expense risk                  -               -               -            -          -          -              -
                                          -------  --------------  --------------  -----------  --------- ----------  -------------
       Net investment income (loss)            -               -               -            6         37        443              2
                                          -------  --------------  --------------  -----------  --------- ----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    -               -               -            -        (16)       (68)             -
   Realized gain distributions                 -               -               -            -         28      8,360             13
                                          -------  --------------  --------------  -----------  --------- ----------  -------------
       Net realized gain (loss)                -               -               -            -         12      8,292             13
                                          -------  --------------  --------------  -----------  --------- ----------  -------------

Change in unrealized appreciation              6              (6)            (18)          (8)    (1,226)    (6,412)           (17)
                                          -------  --------------  --------------  -----------  --------- ----------  -------------

       Net increase (decrease) in net
         assets from operations          $     6              (6)            (18)          (2)    (1,177)     2,323             (2)
                                          =======  ==============  ==============  ===========  ========= ==========  =============

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                              Templeton
                                          -------------------------------------------------
                                                                                Franklin
                                             Developing         Mutual         Large Cap
                                              Markets           Shares           Growth
                                             Securities       Securities       Securities        Total
                                          ----------------  ---------------  --------------  --------------


Investment income:
   Dividends                             $              -                -               1          21,306

Expenses:
   Mortality and expense risk                           -                -               -               4
                                          ----------------  ---------------  --------------  --------------
       Net investment income (loss)                     -                -               1          21,302
                                          ----------------  ---------------  --------------  --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                             -                -               -          10,434
   Realized gain distributions                          -                -               7          95,786
                                          ----------------  ---------------  --------------  --------------
       Net realized gain (loss)                         -                -               7         106,220
                                          ----------------  ---------------  --------------  --------------

Change in unrealized appreciation                     (12)               5              13         (98,281)
                                          ----------------  ---------------  --------------  --------------

       Net increase (decrease) in net
         assets from operations          $            (12)               5              21          29,241
                                          ================  ===============  ==============  ==============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                                                   Cova
                                          ---------------------------------------------------------------------------------------
                                           Lord Abbett
                                            Growth                                 Large                                 Small
                                              and         Bond       Developing     Cap        Mid-Cap      Quality       Cap
                                            Income      Debenture     Growth     Research       Value        Bond        Stock
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $     4,145       11,105            -         311          209           12           1
     Net realized gain (loss)                  5,955           23           10      11,238          515            -       8,432
     Change in unrealized appreciation        18,486       (5,293)         (29)     (6,083)      19,011           (1)     (3,564)
       Net increase (decrease) from       -----------  -----------  ----------- -----------  -----------  ----------- -----------
         operations                           28,586        5,835          (19)      5,466       19,735           11       4,869
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                 100          100          100         100          100          100         100
   Cova redemptions                                -            -            -           -            -            -           -
   Payments received from contract
     owners                                        -            -            -           -            -            -           -
   Transfers between sub-accounts, net       164,416      123,065            -      15,324            -            -      (7,279)
   Transfers for contract benefits,
     terminations and insurance charges       (5,934)      (2,958)           -      (2,136)      (1,200)           -      (2,245)
       Net increase (decrease) in net
         assets from contract             -----------  -----------  ----------- -----------  -----------  ----------- -----------
         transactions                        158,582      120,207          100      13,288       (1,100)         100      (9,424)
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                              187,168      126,042           81      18,754       18,635          111      (4,555)

Net assets at beginning of period            214,245      108,696          113     117,113       60,745          100     131,374
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------
Net assets at end of period              $   401,413      234,738          194     135,867       79,380          211     126,819
                                          ===========  ===========  =========== ===========  ===========  =========== ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                         Cova                         GACC                    Russell
                                          ---------------------------------------  -----------  ------------------------------------

                                             Large                                                Multi-
                                              Cap        Select     International    Money        Style     Aggressive
                                             Stock       Equity        Equity        Market       Equity      Equity      Non-U.S.
                                          -----------  ----------  --------------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $     3,286       1,074             667           (4)          -            -            -
     Net realized gain (loss)                 40,557      13,373           9,795        7,659           -            -            -
     Change in unrealized appreciation       (63,076)    (10,019)        (30,524)      (3,701)          1            3           (7)
       Net increase (decrease) from       -----------  ----------  --------------  -----------  ----------  -----------  -----------
         operations                          (19,233)      4,428         (20,062)       3,954           1            3           (7)
                                          -----------  ----------  --------------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                 100         100             100            -         100          100          100
   Cova redemptions                                -           -               -            -           -            -            -
   Payments received from contract
     owners                                        -           -               -      388,402           -            -            -
   Transfers between sub-accounts, net       127,454      81,683          43,981     (707,692)          -            -            -
   Transfers for contract benefits,
     terminations and insurance charges       (9,062)     (3,732)         (2,627)      (1,988)          -            -            -
       Net increase (decrease) in net
         assets from contract             -----------  ----------  --------------  -----------  ----------  -----------  -----------
         transactions                        118,492      78,051          41,454     (321,278)        100          100          100
                                          -----------  ----------  --------------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                               99,259      82,479          21,392     (317,324)        101          103           93

Net assets at beginning of period            450,417     139,209         121,140      317,557           -            -            -
                                          -----------  ----------  --------------  -----------  ----------  -----------  -----------
Net assets at end of period              $   549,676     221,688         142,532          233         101          103           93
                                          ===========  ==========  ==============  ===========  ==========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                  Russell                        AIM                               Alliance
                                          ----------------------  ----------------------------------------  ------------------------

                                                        Real                      V.I.           V.I.                       Real
                                            Core       Estate       V.I.        Capital      International    Premier      Estate
                                            Bond      Securities    Value     Appreciation      Equity        Growth      Investment
                                          ---------  -----------  ---------- --------------  -------------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $       2            1           -              -              -            -            4
     Net realized gain (loss)                    -            -         145            189              -            5            -
     Change in unrealized appreciation           3           11     (10,783)         4,954            (20)         (13)           7
       Net increase (decrease) from       ---------  -----------  ---------- --------------  -------------  -----------  -----------
         operations                              5           12     (10,638)         5,143            (20)          (8)          11
                                          ---------  -----------  ---------- --------------  -------------  -----------  -----------

Contract transactions:
   Cova payments                               100          100         100            100            200          100          100
   Cova redemptions                              -            -           -              -              -            -            -
   Payments received from contract
     owners                                      -            -           -              -              -            -            -
   Transfers between sub-accounts, net           -            -     100,119         11,822              -            -            -
   Transfers for contract benefits,
     terminations and insurance charges          -            -      (2,692)          (763)             -            -            -
       Net increase (decrease) in net
         assets from contract             ---------  -----------  ---------- --------------  -------------  -----------  -----------
         transactions                          100          100      97,527         11,159            200          100          100
                                          ---------  -----------  ---------- --------------  -------------  -----------  -----------

       Net increase (decrease) in net
         assets                                105          112      86,889         16,302            180           92          111

Net assets at beginning of period                -            -      63,660         27,171              -            -            -
                                          ---------  -----------  ---------- --------------  -------------  -----------  -----------
Net assets at end of period              $     105          112     150,549         43,473            180           92          111
                                          =========  ===========  ========== ==============  =============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                            Liberty                        Goldman Sachs                             Kemper
                                          -----------  ----------------------------------------------------  -----------------------
                                            Newport
                                             Tiger       Growth                                                 Small       Small
                                             Fund          and       International    Global     Internet        Cap         Cap
                                           Variable      Income         Equity        Income     Tollkeeper    Growth       Value
                                          -----------  -----------  --------------  ----------  -----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $         -            -               -           -            -            -           -
     Net realized gain (loss)                      -            -               -           -            -            -           -
     Change in unrealized appreciation            (4)          (1)             (8)          3           (6)          13           4
       Net increase (decrease) from       -----------  -----------  --------------  ----------  -----------  -----------  ----------
         operations                               (4)          (1)             (8)          3           (6)          13           4
                                          -----------  -----------  --------------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                 100          100             100         100          100          100         100
   Cova redemptions                                -            -               -           -            -            -           -
   Payments received from contract
     owners                                        -            -               -           -            -            -           -
   Transfers between sub-accounts, net             -            -               -           -            -            -           -
   Transfers for contract benefits,
     terminations and insurance charges            -            -               -           -            -            -           -
       Net increase (decrease) in net
         assets from contract             -----------  -----------  --------------  ----------  -----------  -----------  ----------
         transactions                            100          100             100         100          100          100         100
                                          -----------  -----------  --------------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                   96           99              92         103           94          113         104

Net assets at beginning of period                  -            -               -           -            -            -           -
                                          -----------  -----------  --------------  ----------  -----------  -----------  ----------
Net assets at end of period              $        96           99              92         103           94          113         104
                                          ===========  ===========  ==============  ==========  ===========  ===========  ==========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                             Kemper                                              MFS
                                          ------------  ----------------------------------------------------------------------------

                                                                       Growth
                                           Government                    and       Emerging      High         Global         New
                                           Securities    Research      Income       Growth      Income      Governments   Discovery
                                          ------------  -----------  -----------  ----------  -----------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $          -            -            -           -            -             -            -
     Net realized gain (loss)                       -            -            -           -            -             -            -
     Change in unrealized appreciation              5            3            2           -           (1)            2           (4)
       Net increase (decrease) from       ------------  -----------  -----------  ----------  -----------  ------------  -----------
         operations                                 5            3            2           -           (1)            2           (4)
                                          ------------  -----------  -----------  ----------  -----------  ------------  -----------

Contract transactions:
   Cova payments                                  100          100          100         100          100           100          100
   Cova redemptions                                 -            -            -           -            -             -            -
   Payments received from contract
     owners                                         -            -            -           -            -             -            -
   Transfers between sub-accounts, net              -            -            -           -            -             -            -
   Transfers for contract benefits,
     terminations and insurance charges             -            -            -           -            -             -            -
       Net increase (decrease) in net
         assets from contract             ------------  -----------  -----------  ----------  -----------  ------------  -----------
         transactions                             100          100          100         100          100           100          100
                                          ------------  -----------  -----------  ----------  -----------  ------------  -----------

       Net increase (decrease) in net
         assets                                   105          103          102         100           99           102           96

Net assets at beginning of period                   -            -            -           -            -             -            -
                                          ------------  -----------  -----------  ----------  -----------  ------------  -----------
Net assets at end of period              $        105          103          102         100           99           102           96
                                          ============  ===========  ===========  ==========  ===========  ============  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                                       Oppenheimer                                    Putnam
                                          -----------------------------------------------------------------  -----------------------
                                                           Main Street                                           VT
                                                            Growth                                             Growth         VT
                                             Capital           &          High                   Strategic       and         New
                                           Appreciation     Income       Income        Bond        Bond        Income       Value
                                          --------------  -----------  -----------  ----------  -----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $            -            -            -           -            -            -           -
     Net realized gain (loss)                         -            -            -           -            -            -           -
     Change in unrealized appreciation               (1)           -            2           4            3            5          10
       Net increase (decrease) from       --------------  -----------  -----------  ----------  -----------  -----------  ----------
         operations                                  (1)           -            2           4            3            5          10
                                          --------------  -----------  -----------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                    100          100          100         100          100          100         100
   Cova redemptions                                   -            -            -           -            -            -           -
   Payments received from contract
     owners                                           -            -            -           -            -            -           -
   Transfers between sub-accounts, net                -            -            -           -            -            -           -
   Transfers for contract benefits,
     terminations and insurance charges               -            -            -           -            -            -           -
       Net increase (decrease) in net
         assets from contract             --------------  -----------  -----------  ----------  -----------  -----------  ----------
         transactions                               100          100          100         100          100          100         100
                                          --------------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                      99          100          102         104          103          105         110

Net assets at beginning of period                     -            -            -           -            -            -           -
                                          --------------  -----------  -----------  ----------  -----------  -----------  ----------
Net assets at end of period              $           99          100          102         104          103          105         110
                                          ==============  ===========  ===========  ==========  ===========  ===========  ==========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                      Putnam                                         Templeton
                                        ---------------------------------------  --------------------------------------------------
                                                                       VT
                                                        VT        International    Global     Franklin
                                           VT      International      New          Income       Small       Growth     International
                                         Vista        Growth      Opportunities   Securities     Cap       Securities   Securities
                                        --------  --------------  -------------  ----------- -----------  -----------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $      -               -              -            6          37          443             2
     Net realized gain (loss)                 -               -              -            -          12        8,292            13
     Change in unrealized appreciation        6              (6)           (18)          (8)     (1,226)      (6,412)          (17)
       Net increase (decrease) from     --------  --------------  -------------  ----------- -----------  -----------  ------------
         operations                           6              (6)           (18)          (2)     (1,177)       2,323            (2)
                                        --------  --------------  -------------  ----------- -----------  -----------  ------------

Contract transactions:
   Cova payments                            100             100            100            -         100            -           100
   Cova redemptions                           -               -              -            -           -            -             -
   Payments received from contract
     owners                                   -               -              -            -           -            -             -
   Transfers between sub-accounts, net        -               -              -            -       9,597       37,513             -
   Transfers for contract benefits,
     terminations and insurance charges       -               -              -            -         (98)        (628)            -
       Net increase (decrease) in net
         assets from contract           --------  --------------  -------------  ----------- -----------  -----------  ------------
         transactions                       100             100            100            -       9,599       36,885           100
                                        --------  --------------  -------------  ----------- -----------  -----------  ------------

       Net increase (decrease) in net
         assets                             106              94             82           (2)      8,422       39,208            98

Net assets at beginning of period             -               -              -          100         141          110           108
                                        --------  --------------  -------------  ----------- -----------  -----------  ------------
Net assets at end of period            $    106              94             82           98       8,563       39,318           206
                                        ========  ==============  =============  =========== ===========  ===========  ============



COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                                 Templeton
                                             -------------------------------------------------
                                                                                  Franklin
                                                Developing         Mutual         Large Cap
                                                 Markets           Shares          Growth
                                                Securities       Securities      Securities          Total
                                             ---------------- ---------------- ---------------  ---------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $               -                -               1           21,302
     Net realized gain (loss)                              -                -               7          106,220
     Change in unrealized appreciation                   (12)               5              13          (98,281)
       Net increase (decrease) from          ---------------- ---------------- ---------------  ---------------
         operations                                      (12)               5              21           29,241
                                             ---------------- ---------------- ---------------  ---------------

Contract transactions:
   Cova payments                                         100              100               -            4,900
   Cova redemptions                                        -                -               -                -
   Payments received from contract
     owners                                                -                -               -          388,402
   Transfers between sub-accounts, net                     -                -               -                3
   Transfers for contract benefits,
     terminations and insurance charges                    -                -               -          (36,063)
       Net increase (decrease) in net
         assets from contract                ---------------- ---------------- ---------------  ---------------
         transactions                                    100              100               -          357,242
                                             ---------------- ---------------- ---------------  ---------------

       Net increase (decrease) in net
         assets                                           88              105              21          386,483

Net assets at beginning of period                          -                -             123        1,752,122
                                             ---------------- ---------------- ---------------  ---------------
Net assets at end of period                $              88              105             144        2,138,605
                                             ================ ================ ===============  ===============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999




                                                                                       Cova
                                             ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                               Growth                                 Large                                 Small
                                                and          Bond      Developing      Cap        Mid-Cap      Quality       Cap
                                               Income     Debenture      Growth      Research      Value         Bond       Stock
                                             -----------  -----------  -----------  -----------  -----------  -----------  ---------


Investment income:
   Dividends                               $          -          242            -          156           78            1        213
                                             -----------  -----------  -----------  -----------  -----------  -----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                         (50)           2            -          (13)         (46)           -         77
   Realized gain distributions                        -           78            -            -            -            1          -
                                             -----------  -----------  -----------  -----------  -----------  -----------  ---------
       Net realized gain (loss)                     (50)          80            -          (13)         (46)           1         77
                                             -----------  -----------  -----------  -----------  -----------  -----------  ---------

Change in unrealized appreciation                 6,653        3,004           13       10,559       (3,680)          (2)    34,574
                                             -----------  -----------  -----------  -----------  -----------  -----------  ---------

       Net increase (decrease) in net
         assets from operations            $      6,603        3,326           13       10,702       (3,648)           -     34,864
                                             ===========  ===========  ===========  ===========  ===========  ===========  =========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999




                                                          Cova                       GACC              AIM               Templeton
                                             -----------------------------------  -----------  -----------------------  -----------

                                              Large                                                          V.I.         Global
                                               Cap       Select    International    Money       V.I.       Capital        Income
                                              Stock      Equity       Equity        Market      Value    Appreciation   Securities
                                             --------  -----------  ------------  -----------  --------  -------------  -----------


Investment income:
   Dividends                               $     329          275           415            -       110             18            -
                                             --------  -----------  ------------  -----------  --------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                     (116)        (167)           31        6,140         6             17            -
   Realized gain distributions                 7,182        9,317         1,110            -       575            558            -
                                             --------  -----------  ------------  -----------  --------  -------------  -----------
       Net realized gain (loss)                7,066        9,150         1,141        6,140       581            575            -
                                             --------  -----------  ------------  -----------  --------  -------------  -----------

Change in unrealized appreciation             16,032      (10,304)       16,888        3,725     4,069          6,608            -
                                             --------  -----------  ------------  -----------  --------  -------------  -----------

       Net increase (decrease) in net
         assets from operations            $  23,427         (879)       18,444        9,865     4,760          7,201            -
                                             ========  ===========  ============  ===========  ========  =============  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999




                                                                        Templeton
                                             --------------------------------------------------------
                                                                                          Franklin
                                              Franklin                                   Large Cap
                                               Small        Growth     International       Growth
                                                Cap       Securities     Securities      Securities       Total
                                             -----------  -----------  ---------------  -------------  -------------


Investment income:
   Dividends                               $          -            -                -              -          1,837
                                             -----------  -----------  ---------------  -------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                           -            -                -              -          5,881
   Realized gain distributions                        -            -                -              -         18,821
                                             -----------  -----------  ---------------  -------------  -------------
       Net realized gain (loss)                       -            -                -              -         24,702
                                             -----------  -----------  ---------------  -------------  -------------

Change in unrealized appreciation                    41           10                8             23         88,221
                                             -----------  -----------  ---------------  -------------  -------------

       Net increase (decrease) in net
         assets from operations            $         41           10                8             23        114,760
                                             ===========  ===========  ===============  =============  =============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999




                                                                                     Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                 Small
                                              and          Bond      Developing      Cap        Mid-Cap     Quality        Cap
                                             Income     Debenture      Growth      Research      Value        Bond        Stock
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Investment income                   $          -          242            -          156          78            1          213
     Net realized gain (loss)                     (50)          80            -          (13)        (46)           1           77
     Change in unrealized appreciation          6,653        3,004           13       10,559      (3,680)          (2)      34,574
       Net increase (decrease) from        -----------  -----------  -----------  -----------  ----------  -----------  -----------
         operations                             6,603        3,326           13       10,702      (3,648)           -       34,864
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                  100          100          100          100         100          100          100
   Cova redemptions                                 -            -            -            -           -            -            -
   Payments received from contract
     owners                                         -            -            -            -           -            -            -
   Transfers between sub-accounts, net        209,709      105,997            -      107,473      65,008            -       97,560
   Transfers for contract benefits,
     terminations and insurance charges        (2,167)        (727)           -       (1,162)       (715)           -       (1,150)
       Net increase (decrease) in net
         assets from contract              -----------  -----------  -----------  -----------  ----------  -----------  -----------
         transactions                         207,642      105,370          100      106,411      64,393          100       96,510
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                               214,245      108,696          113      117,113      60,745          100      131,374

Net assets at beginning of period                   -            -            -            -           -            -            -
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period              $    214,245      108,696          113      117,113      60,745          100      131,374
                                           ===========  ===========  ===========  ===========  ==========  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999




                                                         Cova                        GACC                    AIM        Templeton
                                           -------------------------------------  -----------  -----------------------  -----------

                                            Large                                                            V.I.         Global
                                             Cap        Select     International    Money        V.I.       Capital       Income
                                            Stock       Equity        Equity        Market      Value     Appreciation  Securities
                                           ---------  -----------  -------------  -----------  ---------  ------------  -----------


Increase (decrease) in net assets from
   operations:
     Investment income                   $      329          275            415            -        110            18            -
     Net realized gain (loss)                 7,066        9,150          1,141        6,140        581           575            -
     Change in unrealized appreciation       16,032      (10,304)        16,888        3,725      4,069         6,608            -
       Net increase (decrease) from        ---------  -----------  -------------  -----------  ---------  ------------  -----------
         operations                          23,427         (879)        18,444        9,865      4,760         7,201            -
                                           ---------  -----------  -------------  -----------  ---------  ------------  -----------

Contract transactions:
   Cova payments                                100          100            100          300        100           100          100
   Cova redemptions                               -            -              -         (102)         -             -            -
   Payments received from contract
     owners                                       -            -              -    1,654,000          -             -            -
   Transfers between sub-accounts, net      430,747      141,193        103,808   (1,340,545)    59,046        20,004            -
   Transfers for contract benefits,
     terminations and insurance charges      (3,857)      (1,205)        (1,212)      (5,961)      (246)         (134)           -
       Net increase (decrease) in net
         assets from contract              ---------  -----------  -------------  -----------  ---------  ------------  -----------
         transactions                       426,990      140,088        102,696      307,692     58,900        19,970          100
                                           ---------  -----------  -------------  -----------  ---------  ------------  -----------

       Net increase (decrease) in net
         assets                             450,417      139,209        121,140      317,557     63,660        27,171          100

Net assets at beginning of period                 -            -              -            -          -             -            -
                                           ---------  -----------  -------------  -----------  ---------  ------------  -----------
Net assets at end of period              $  450,417      139,209        121,140      317,557     63,660        27,171          100
                                           =========  ===========  =============  ===========  =========  ============  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999




                                                                        Templeton
                                             ------------------------------------------------------
                                                                                         Franklin
                                              Franklin                                  Large Cap
                                               Small        Growth      International     Growth
                                                Cap       Securities     Securities     Securities      Total
                                             -----------  -----------  ---------------  -----------  -------------


Increase (decrease) in net assets from
   operations:
     Investment income                     $          -            -                -            -          1,837
     Net realized gain (loss)                         -            -                -            -         24,702
     Change in unrealized appreciation               41           10                8           23         88,221
       Net increase (decrease) from          -----------  -----------  ---------------  -----------  -------------
         operations                                  41           10                8           23        114,760
                                             -----------  -----------  ---------------  -----------  -------------

Contract transactions:
   Cova payments                                    100          100              100          100          2,000
   Cova redemptions                                   -            -                -            -           (102)
   Payments received from contract
     owners                                           -            -                -            -      1,654,000
   Transfers between sub-accounts, net                -            -                -            -              -
   Transfers for contract benefits,
     terminations and insurance charges               -            -                -            -        (18,536)
       Net increase (decrease) in net
         assets from contract                -----------  -----------  ---------------  -----------  -------------
         transactions                               100          100              100          100      1,637,362
                                             -----------  -----------  ---------------  -----------  -------------

       Net increase (decrease) in net
         assets                                     141          110              108          123      1,752,122

Net assets at beginning of period                     -            -                -            -              -
                                             -----------  -----------  ---------------  -----------  -------------
Net assets at end of period                $        141          110              108          123      1,752,122
                                             ===========  ===========  ===============  ===========  =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(1)    ORGANIZATION

       Cova Variable Life Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable life insurance policies issued by CFLIC.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by CFLIC.

            Cova Series Trust (Trust)                                                   10 portfolios
            General American Capital Company (GACC)                                      1 portfolio
            Russell Insurance Funds (Russell)                                            5 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                                     3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)                      2 portfolios
            Liberty Variable Investment Trust (Liberty)                                  1 portfolio
            Goldman Sachs Variable Insurance Trust (Goldman Sachs)                       4 portfolios
            Kemper Variable Series (Kemper)                                              3 portfolios
            MFS Variable Insurance Trust (MFS)                                           6 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                             5 portfolios
            Putnam Variable Trust (Putnam)                                               5 portfolios
            Franklin Templeton Variable Insurance Products Trust (Templeton)             7 portfolios


(2)    SIGNIFICANT ACCOUNTING POLICIES

       (A)  INVESTMENT VALUATION

            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS

            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

       (C)  FEDERAL INCOME TAXES

            The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.

                                                                   (Continued)

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited




(3)    SEPARATE ACCOUNT EXPENSES

       For flexible premium variable universal life policies, CFLIC deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge is equivalent on an annual basis to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.35% thereafter.


(4)    CONTRACT CHARGES AND FEES

       There are contract charges and fees associated with the variable life insurance policies CFLIC deducts from the policy account value that reduce the return on investment. CFLIC sells single premium variable life
       (SPVL) and flexible premium variable universal life (FPVL) policies and the contract charges and fees vary.

       The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, CFLIC deducts a deferred premium tax charge on premium surrendered during the first 10 years. CFLIC charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. CFSLIC deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

       The insurance charges for FPVL policies include tax expense, selection and expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. CFLIC deducts a sales charge from each premium payment. In addition, CFLIC will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. CFLIC deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income                    $ 376,274
       Cova Bond Debenture                                     237,027
       Cova Developing Growth                                      210
       Cova Large Cap Research                                 131,391
       Cova Mid-Cap Value                                       64,050
       Cova Quality Bond                                           214
       Cova Small Cap Stock                                     95,809
       Cova Large Cap Stock                                    596,721
       Cova Select Equity                                      242,011
       Cova International Equity                               156,168
       GACC Money Market                                        20,209
       Russell Multi-Style Equity                                  100
       Russell Aggressive Equity                                   100
       Russell Non-U.S.                                            100
       Russell Core Bond                                           102
       Russell Real Estate Securities                              101
       AIM V.I. Value                                          157,263
       AIM V.I. Capital Appreciation                            31,912
       AIM V.I. International Equity                               200
       Alliance Premier Growth                                     105
       Alliance Real Estate Investment                             104
       Liberty Newport Tiger Fund, Variable                        100
       Goldman Sachs Growth and Income                             100
       Goldman Sachs International Equity                          100
       Goldman Sachs Global Income                                 100
       Goldman Sachs Internet Tollkeeper                           100
       Kemper Small Cap Growth                                     100
       Kemper Small Cap Value                                      100
       Kemper Government Securities                                100
       MFS Research                                                100
       MFS Growth with Income                                      100
       MFS Emerging Growth                                         100
       MFS High Income                                             100
       MFS Global Governments                                      100
       MFS New Discovery                                           100
       Oppenheimer Capital Appreciation                            100
       Oppenheimer Main Street Growth & Income                     100
       Oppenheimer High Income                                     100
       Oppenheimer Bond                                            100
       Oppenheimer Strategic Bond                                  100
       Putnam VT Growth and Income                                 100
       Putnam VT New Value                                         100
       Putnam VT Vista                                             100
       Putnam VT International Growth                              100
       Putnam VT International New Opportunities                   100
       Templeton Global Income Securities                          106
       Franklin Small Cap                                        9,748
       Templeton Growth Securities                              45,720
       Templeton International Securities                          215
       Templeton Developing Markets Securities                     100
       Templeton Mutual Shares Securities                          100
       Franklin Large Cap Growth Securities                        108
                                                        ---------------
                                                           $ 2,168,668
                                                        ===============


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE
                                                                                                             Sub-account
                                                                               Sub-account                Accumulation Unit
                                                                         Accumulation Unit Value      Net Assets (in thousands)
                                                        Commenced      --------------------------    ---------------------------
                                                        Operations       9/30/00      12/31/99         9/30/00      12/31/99
                                                        ------------   ------------  ------------    ------------  ------------

      Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income               04/29/99      13.161605     12.448204             401             -
         Cova Bond Debenture                              04/29/99      11.007305     10.614338             235             -
         Cova Developing Growth                           07/17/99      11.442559     13.050371               -             -
         Cova Large Cap Research                          07/12/99      14.281451     13.771430             136             -
         Cova Mid-Cap Value                               07/12/99      13.438648     10.119059              79             -
         Cova Quality Bond                                07/19/99      11.244625     10.551764               -             -
         Cova Small Cap Stock                             04/29/99      13.213015     12.850204             127             -
         Cova Large Cap Stock                             04/29/99      13.656781     14.283064             550             -
         Cova Select Equity                               06/29/99      12.745425     12.600289             222             -
         Cova International Equity                        05/04/99      11.879497     13.571289             142             -
         GACC Money Market                                03/01/99      11.535798     11.013039               -             -
         AIM V.I. Value                                   05/03/99      11.004478     11.774189             150             -
         AIM V.I. Capital Appreciation                    05/03/99      15.937108     13.925402              43             -
         AIM V.I. International Equity                    05/01/00       9.023032             -               -             -
         Templeton Global Income Securities               07/19/99       9.814525      9.970060               -             -
         Franklin Small Cap                               07/19/99      14.851517     14.136079               8             -
         Templeton Growth Securities                      07/19/99      11.191918     11.011283              39             -
         Templeton International Securities               07/19/99      10.415721     10.827249               -             -
         Franklin Large Cap Growth Securities             07/19/99      14.375974     12.333825               -             -


      Flexible premium variable universal life
          policies (FPVL):
         Cova Lord Abbett Growth and Income               05/01/00      10.494132             -               -             -
         Cova Bond Debenture                              05/01/00      10.273154             -               -             -
         Cova Developing Growth                           05/01/00       9.512959             -               -             -
         Cova Large Cap Research                          05/01/00      10.600393             -               -             -
         Cova Mid-Cap Value                               05/01/00      11.608652             -               -             -
         Cova Quality Bond                                05/01/00      10.447859             -               -             -
         Cova Small Cap Stock                             05/01/00      10.594821             -               -             -
         Cova Large Cap Stock                             05/01/00       9.581060             -               -             -
         Cova Select Equity                               05/01/00      10.063570             -               -             -
         Cova International Equity                        05/01/00       9.103275             -               -             -
         GACC Money Market                                11/29/99      10.480817     10.047103               -             -
         Russell Multi-Style Equity                       05/01/00      10.058036             -               -             -
         Russell Aggressive Equity                        05/01/00      10.253295             -               -             -
         Russell Non-U.S.                                 05/01/00       9.281002             -               -             -
         Russell Core Bond                                05/01/00      10.444185             -               -             -
         Russell Real Estate Securities                   05/01/00      11.215112             -               -             -
         AIM V.I. Value                                   05/01/00       8.819544             -               -             -
         AIM V.I. Capital Appreciation                    05/01/00      10.765117             -               -             -
         AIM V.I. International Equity                    05/01/00       9.002514             -               -             -
         Alliance Premier Growth                          05/01/00       9.199034             -               -             -
         Alliance Real Estate Investment                  05/01/00      11.124676             -               -             -
         Liberty Newport Tiger Fund, Variable             05/01/00       9.578169             -               -             -



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE
                                                                                  Sub-account
                                                                                 Accumulation Unit
                                                         Commenced                 % Change
                                                                           --------------------------
                                                        Operations           9/30/00      12/31/99
                                                        ------------       ------------  ------------

      Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income               04/29/99              5.73%         4.60%
         Cova Bond Debenture                              04/29/99              3.70%         0.70%
         Cova Developing Growth                           07/17/99            -12.32%        12.75%
         Cova Large Cap Research                          07/12/99              3.70%         9.95%
         Cova Mid-Cap Value                               07/12/99             32.81%        -5.60%
         Cova Quality Bond                                07/19/99              6.57%        -0.23%
         Cova Small Cap Stock                             04/29/99              2.82%        44.89%
         Cova Large Cap Stock                             04/29/99             -4.38%         6.90%
         Cova Select Equity                               06/29/99              1.15%        -0.35%
         Cova International Equity                        05/04/99            -12.47%        20.84%
         GACC Money Market                                03/01/99              4.75%         4.34%
         AIM V.I. Value                                   05/03/99             -6.54%        17.74%
         AIM V.I. Capital Appreciation                    05/03/99             14.45%        28.36%
         AIM V.I. International Equity                    05/01/00             -9.77%             -
         Templeton Global Income Securities               07/19/99             -1.56%        -0.30%
         Franklin Small Cap                               07/19/99              5.06%        41.36%
         Templeton Growth Securities                      07/19/99              1.64%        10.11%
         Templeton International Securities               07/19/99             -3.80%         8.27%
         Franklin Large Cap Growth Securities             07/19/99             16.56%        23.34%


      Flexible premium variable universal life
          policies (FPVL):
         Cova Lord Abbett Growth and Income               05/01/00              4.94%             -
         Cova Bond Debenture                              05/01/00              2.73%             -
         Cova Developing Growth                           05/01/00             -4.87%             -
         Cova Large Cap Research                          05/01/00              6.00%             -
         Cova Mid-Cap Value                               05/01/00             16.09%             -
         Cova Quality Bond                                05/01/00              4.48%             -
         Cova Small Cap Stock                             05/01/00              5.95%             -
         Cova Large Cap Stock                             05/01/00             -4.19%             -
         Cova Select Equity                               05/01/00              0.64%             -
         Cova International Equity                        05/01/00             -8.97%             -
         GACC Money Market                                11/29/99              4.81%         0.47%
         Russell Multi-Style Equity                       05/01/00              0.58%             -
         Russell Aggressive Equity                        05/01/00              2.53%             -
         Russell Non-U.S.                                 05/01/00             -7.19%             -
         Russell Core Bond                                05/01/00              4.44%             -
         Russell Real Estate Securities                   05/01/00             12.15%             -
         AIM V.I. Value                                   05/01/00            -11.80%             -
         AIM V.I. Capital Appreciation                    05/01/00              7.65%             -
         AIM V.I. International Equity                    05/01/00             -9.97%             -
         Alliance Premier Growth                          05/01/00             -8.01%             -
         Alliance Real Estate Investment                  05/01/00             11.25%             -
         Liberty Newport Tiger Fund, Variable             05/01/00             -4.22%             -




                                                                                         (Continued)

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED
                                                                                                            Sub-account
                                                                              Sub-account                  Accumulation Unit
                                                         Commenced      Accumulation Unit Value       Net Assets (in thousands)
                                                                       --------------------------    --------------------------
                                                        Operations       9/30/00      12/31/99         9/30/00      12/31/99
                                                        ------------   ------------  ------------    ------------  ------------

      Flexible premium variable universal life
          policies (FPVL), continued:
         Goldman Sachs Growth and Income                  05/01/00       9.904725             -               -             -
         Goldman Sachs International Equity               05/01/00       9.136481             -               -             -
         Goldman Sachs Global Income                      05/01/00      10.255803             -               -             -
         Goldman Sachs Internet Tollkeeper                07/03/00       9.418529             -               -             -
         Kemper Small Cap Growth                          05/01/00      11.312195             -               -             -
         Kemper Small Cap Value                           05/01/00      10.334370             -               -             -
         Kemper Government Securities                     05/01/00      10.469864             -               -             -
         MFS Research                                     05/01/00      10.270741             -               -             -
         MFS Growth with Income                           05/01/00      10.199427             -               -             -
         MFS Emerging Growth                              05/01/00       9.963304             -               -             -
         MFS High Income                                  05/01/00       9.920588             -               -             -
         MFS Global Governments                           05/01/00      10.198764             -               -             -
         MFS New Discovery                                09/01/00       9.564327             -               -             -
         Oppenheimer Capital Appreciation                 05/01/00       9.872485             -               -             -
         Oppenheimer Main Street Growth & Income          05/01/00      10.024030             -               -             -
         Oppenheimer High Income                          05/01/00      10.198292             -               -             -
         Oppenheimer Bond                                 05/01/00      10.353426             -               -             -
         Oppenheimer Strategic Bond                       05/01/00      10.238696             -               -             -
         Putnam VT Growth and Income                      05/01/00      10.440390             -               -             -
         Putnam VT New Value                              05/01/00      10.935135             -               -             -
         Putnam VT Vista                                  05/01/00      10.574482             -               -             -
         Putnam VT International Growth                   05/01/00       9.331406             -               -             -
         Putnam VT International New Opportunities        05/01/00       8.168925             -               -             -
         Franklin Small Cap                               05/01/00      10.542119             -               -             -
         Templeton International Securities               05/01/00      10.119738             -               -             -
         Templeton Developing Markets Securities          05/01/00       8.745488             -               -             -
         Templeton Mutual Shares Securities               05/01/00      10.489749             -               -             -




COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED
                                                                                  Sub-account
                                                                                Accumulation Unit
                                                                                   % Change
                                                        Commenced          --------------------------
                                                        Operations           9/30/00      12/31/99
                                                        ------------       ------------  ------------

      Flexible premium variable universal life
          policies (FPVL), continued:
         Goldman Sachs Growth and Income                  05/01/00             -0.95%             -
         Goldman Sachs International Equity               05/01/00             -8.64%             -
         Goldman Sachs Global Income                      05/01/00              2.56%             -
         Goldman Sachs Internet Tollkeeper                07/03/00             -5.81%             -
         Kemper Small Cap Growth                          05/01/00             13.12%             -
         Kemper Small Cap Value                           05/01/00              3.34%             -
         Kemper Government Securities                     05/01/00              4.70%             -
         MFS Research                                     05/01/00              2.71%             -
         MFS Growth with Income                           05/01/00              1.99%             -
         MFS Emerging Growth                              05/01/00             -0.37%             -
         MFS High Income                                  05/01/00             -0.79%             -
         MFS Global Governments                           05/01/00              1.99%             -
         MFS New Discovery                                09/01/00             -4.36%             -
         Oppenheimer Capital Appreciation                 05/01/00             -1.28%             -
         Oppenheimer Main Street Growth & Income          05/01/00              0.24%             -
         Oppenheimer High Income                          05/01/00              1.98%             -
         Oppenheimer Bond                                 05/01/00              3.53%             -
         Oppenheimer Strategic Bond                       05/01/00              2.39%             -
         Putnam VT Growth and Income                      05/01/00              4.40%             -
         Putnam VT New Value                              05/01/00              9.35%             -
         Putnam VT Vista                                  05/01/00              5.74%             -
         Putnam VT International Growth                   05/01/00             -6.69%             -
         Putnam VT International New Opportunities        05/01/00            -18.31%             -
         Franklin Small Cap                               05/01/00              5.42%             -
         Templeton International Securities               05/01/00              1.20%             -
         Templeton Developing Markets Securities          05/01/00            -12.55%             -
         Templeton Mutual Shares Securities               05/01/00              4.90%             -



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending
       September 30, 2000 and the year ending December 31, 1999 follows:

                                                                                         Realized Gain (Loss)
                                                              ---------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                              Year or          Proceeds from Sales     of Portfolio Shares           Realized
                                               Period          of Portfolio Shares          Redeemed                Gain (Loss)
                                            ------------      -------------------      -------------------      -------------------


       Cova Lord Abbett Growth and Income       2000                  $ 5,786                  $ 5,587                    $ 199
                                                1999                    1,940                    1,990                      (50)

       Cova Bond Debenture                      2000                    2,816                    2,793                       23
                                                1999                      727                      725                        2

       Cova Developing Growth                   2000                        -                        -                        -
                                                1999                        -                        -                        -

       Cova Large Cap Research                  2000                    2,079                    2,018                       61
                                                1999                    1,159                    1,172                      (13)

       Cova Mid-Cap Value                       2000                    1,200                    1,129                       71
                                                1999                      715                      761                      (46)

       Cova Quality Bond                        2000                        -                        -                        -
                                                1999                        -                        -                        -

       Cova Small Cap Stock                     2000                    9,502                    6,010                    3,492
                                                1999                    1,150                    1,073                       77

       Cova Large Cap Stock                     2000                   18,869                   19,245                     (376)
                                                1999                    3,539                    3,655                     (116)

       Cova Select Equity                       2000                   12,441                   13,470                   (1,029)
                                                1999                    1,195                    1,362                     (167)

       Cova International Equity                2000                    2,372                    2,288                       84
                                                1999                    1,062                    1,031                       31

       GACC Money Market                        2000                  709,015                  701,356                    7,659
                                                1999                1,342,862                1,336,722                    6,140

       Russell Multi-Style Equity               2000                        -                        -                        -
                                                1999                        -                        -                        -

       Russell Aggressive Equity                2000                        -                        -                        -
                                                1999                        -                        -                        -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                 -------------------------------------------------------------------
                                                                      Aggregate             Aggregate Cost
                                                 Year or         Proceeds from Sales        of Fund Shares              Realized
                                                  Period           of Fund Shares              Redeemed                Gain (Loss)
                                               ------------      -------------------      -------------------      -----------------

       Russell Non-U.S.                           2000                      $ -                      $ -                      $ -
                                                  1999                        -                        -                        -

       Russell Core Bond                          2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Russell Real Estate Securities             2000                        -                        -                        -
                                                  1999                        -                        -                        -

       AIM V.I. Value                             2000                    3,975                    3,830                      145
                                                  1999                      246                      240                        6

       AIM V.I. Capital Appreciation Fund         2000                      762                      573                      189
                                                  1999                      134                      117                       17

       AIM V.I. International Equity              2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Alliance Premier Growth                    2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Alliance Real Estate Investment            2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Liberty Newport Tiger Fund, Variable       2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Goldman Sachs Growth and Income            2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Goldman Sachs International Equity         2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Goldman Sachs Global Income                2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Goldman Sachs Internet Tollkeeper          2000                        1                        1                        -
                                                  1999                        -                        -                        -

       Kemper Small Cap Growth                    2000                        -                        -                        -
                                                  1999                        -                        -                        -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                 -------------------------------------------------------------------
                                                                      Aggregate             Aggregate Cost
                                                 Year or         Proceeds from Sales        of Fund Shares              Realized
                                                  Period           of Fund Shares              Redeemed                Gain (Loss)
                                               ------------      -------------------      -------------------      -----------------


       Kemper Small Cap Value                     2000                      $ -                      $ -                      $ -
                                                  1999                        -                        -                        -

       Kemper Government Securities               2000                        -                        -                        -
                                                  1999                        -                        -                        -

       MFS Research                               2000                        -                        -                        -
                                                  1999                        -                        -                        -

       MFS Growth with Income                     2000                        -                        -                        -
                                                  1999                        -                        -                        -

       MFS Emerging Growth                        2000                        -                        -                        -
                                                  1999                        -                        -                        -

       MFS High Income                            2000                        -                        -                        -
                                                  1999                        -                        -                        -

       MFS Global Governments                     2000                        -                        -                        -
                                                  1999                        -                        -                        -

       MFS New Discovery                          2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Oppenheimer Capital Appreciation           2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Oppenheimer Main Street Growth & Income    2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Oppenheimer High Income                    2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Oppenheimer Bond                           2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Oppenheimer Strategic Bond                 2000                        -                        -                        -
                                                  1999                        -                        -                        -

       Putnam VT Growth and Income                2000                        -                        -                        -
                                                  1999                        -                        -                        -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                 -------------------------------------------------------------------
                                                                      Aggregate             Aggregate Cost
                                                    Year or      Proceeds from Sales        of Fund Shares              Realized
                                                     Period        of Fund Shares              Redeemed                Gain (Loss)
                                                  ------------   -------------------      -------------------      -----------------


       Putnam VT New Value                           2000                   $ -                      $ -                      $ -
                                                     1999                     -                        -                        -

       Putnam VT Vista                               2000                     -                        -                        -
                                                     1999                     -                        -                        -

       Putnam VT International Growth                2000                     -                        -                        -
                                                     1999                     -                        -                        -

       Putnam VT International New Opportunities     2000                     -                        -                        -
                                                     1999                     -                        -                        -

       Templeton Global Income Securities            2000                     -                        -                        -
                                                     1999                     -                        -                        -

       Franklin Small Cap                            2000                    98                      114                      (16)
                                                     1999                     -                        -                        -

       Templeton Growth Securities                   2000                   627                      695                      (68)
                                                     1999                     -                        -                        -

       Templeton International Securities            2000                     -                        -                        -
                                                     1999                     -                        -                        -

       Templeton Developing Markets Securities       2000                     -                        -                        -
                                                     1999                     -                        -                        -

       Templeton Mutual Shares Securities            2000                     -                        -                        -
                                                     1999                     -                        -                        -

       Franklin Large Cap Growth Securities          2000                     -                        -                        -
                                                     1999                     -                        -                        -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION:

                                                                                Unrealized Appreciation (Depreciation)
                                                               ---------------------------------------------------------------------
                                                                  Appreciation             Appreciation
                                               Year or           (Depreciation)           (Depreciation)
                                                Period            End of Period         Beginning of Period            Change
                                             ------------      -------------------      -------------------      -------------------


       Cova Lord Abbett Growth and Income        2000                 $ 25,139                  $ 6,653                 $ 18,486
                                                 1999                    6,653                        -                    6,653

       Cova Bond Debenture                       2000                   (2,289)                   3,004                   (5,293)
                                                 1999                    3,004                        -                    3,004

       Cova Developing Growth                    2000                      (16)                      13                      (29)
                                                 1999                       13                        -                       13

       Cova Large Cap Research                   2000                    4,476                   10,559                   (6,083)
                                                 1999                   10,559                        -                   10,559

       Cova Mid-Cap Value                        2000                   15,330                   (3,681)                  19,011
                                                 1999                   (3,681)                       -                   (3,681)

       Cova Quality Bond                         2000                       (3)                      (2)                      (1)
                                                 1999                       (2)                       -                       (2)

       Cova Small Cap Stock                      2000                   31,010                   34,574                   (3,564)
                                                 1999                   34,574                        -                   34,574

       Cova Large Cap Stock                      2000                  (47,045)                  16,032                  (63,077)
                                                 1999                   16,032                        -                   16,032

       Cova Select Equity                        2000                  (20,323)                 (10,304)                 (10,019)
                                                 1999                  (10,304)                       -                  (10,304)

       Cova International Equity                 2000                  (13,636)                  16,888                  (30,524)
                                                 1999                   16,888                        -                   16,888

       GACC Money Market                         2000                       24                    3,725                   (3,701)
                                                 1999                    3,725                        -                    3,725

       Russell Multi-Style Equity                2000                        1                        -                        1
                                                 1999                        -                        -                        -

       Russell Aggressive Equity                 2000                        3                        -                        3
                                                 1999                        -                        -                        -

       Russell Non-U.S.                          2000                       (7)                       -                       (7)
                                                 1999                        -                        -                        -

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                  Unrealized Appreciation (Depreciation)
                                                                  ------------------------------------------------------------------
                                                                     Appreciation             Appreciation
                                                  Year or           (Depreciation)           (Depreciation)
                                                   Period            End of Period          Beginning of Period           Change
                                                ------------      -------------------      -------------------      ----------------


       Russell Core Bond                           2000                      $ 3                      $ -                      $ 3
                                                   1999                        -                        -                        -

       Russell Real Estate Securities              2000                       11                        -                       11
                                                   1999                        -                        -                        -

       AIM V.I. Value                              2000                   (6,714)                   4,069                  (10,783)
                                                   1999                    4,069                        -                    4,069

       AIM V.I. Capital Appreciation Fund          2000                   11,561                    6,608                    4,953
                                                   1999                    6,608                        -                    6,608

       AIM V.I. International Equity               2000                      (20)                       -                      (20)
                                                   1999                        -                        -                        -

       Alliance Premier Growth                     2000                      (13)                       -                      (13)
                                                   1999                        -                        -                        -

       Alliance Real Estate Investment             2000                        7                        -                        7
                                                   1999                        -                        -                        -

       Liberty Newport Tiger Fund, Variable        2000                       (4)                       -                       (4)
                                                   1999                        -                        -                        -

       Goldman Sachs Growth and Income             2000                       (1)                       -                       (1)
                                                   1999                        -                        -                        -

       Goldman Sachs International Equity          2000                       (8)                       -                       (8)
                                                   1999                        -                        -                        -

       Goldman Sachs Global Income                 2000                        3                        -                        3
                                                   1999                        -                        -                        -

       Goldman Sachs Internet Tollkeeper           2000                       (6)                       -                       (6)
                                                   1999                        -                        -                        -

       Kemper Small Cap Growth                     2000                       13                        -                       13
                                                   1999                        -                        -                        -

       Kemper Small Cap Value                      2000                        4                        -                        4
                                                   1999                        -                        -                        -

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                 -------------------------------------------------------------------
                                                                    Appreciation             Appreciation
                                                    Year or        (Depreciation)           (Depreciation)
                                                     Period         End of Period          Beginning of Period           Change
                                                  ------------   -------------------      -------------------      -----------------


       Kemper Government Securities                   2000                   $ 5                      $ -                      $ 5
                                                      1999                     -                        -                        -

       MFS Research                                   2000                     3                        -                        3
                                                      1999                     -                        -                        -

       MFS Growth with Income                         2000                     2                        -                        2
                                                      1999                     -                        -                        -

       MFS Emerging Growth                            2000                     -                        -                        -
                                                      1999                     -                        -                        -

       MFS High Income                                2000                    (1)                       -                       (1)
                                                      1999                     -                        -                        -

       MFS Global Governments                         2000                     2                        -                        2
                                                      1999                     -                        -                        -

       MFS New Discovery                              2000                    (4)                       -                       (4)
                                                      1999                     -                        -                        -

       Oppenheimer Capital Appreciation               2000                    (1)                       -                       (1)
                                                      1999                     -                        -                        -

       Oppenheimer Main Street Growth & Income        2000                     -                        -                        -
                                                      1999                     -                        -                        -

       Oppenheimer High Income                        2000                     2                        -                        2
                                                      1999                     -                        -                        -

       Oppenheimer Bond                               2000                     4                        -                        4
                                                      1999                     -                        -                        -

       Oppenheimer Strategic Bond                     2000                     3                        -                        3
                                                      1999                     -                        -                        -

       Putnam VT Growth and Income                    2000                     5                        -                        5
                                                      1999                     -                        -                        -

       Putnam VT New Value                            2000                    10                        -                       10
                                                      1999                     -                        -                        -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                   -----------------------------------------------------------------
                                                                      Appreciation           Appreciation
                                                      Year or        (Depreciation)         (Depreciation)
                                                       Period         End of Period        Beginning of Period           Change
                                                    ------------   -------------------    -------------------      -----------------


       Putnam VT Vista                                 2000                   $ 6                    $ -                      $ 6
                                                       1999                     -                      -                        -

       Putnam VT International Growth                  2000                    (6)                     -                       (6)
                                                       1999                     -                      -                        -

       Putnam VT International New Opportunities       2000                   (18)                     -                      (18)
                                                       1999                     -                      -                        -

       Templeton Global Income Securities              2000                    (8)                     -                       (8)
                                                       1999                     -                      -                        -

       Franklin Small Cap                              2000                (1,185)                    41                   (1,226)
                                                       1999                    41                      -                       41

       Templeton Growth Securities                     2000                (6,402)                    10                   (6,412)
                                                       1999                    10                      -                       10

       Templeton International Securities              2000                    (9)                     8                      (17)
                                                       1999                     8                      -                        8

       Templeton Developing Markets Securities         2000                   (12)                     -                      (12)
                                                       1999                     -                      -                        -

       Templeton Mutual Shares Securities              2000                     5                      -                        5
                                                       1999                     -                      -                        -

       Franklin Large Cap Growth Securities            2000                    36                     23                       13
                                                       1999                    23                      -                       23



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(8)    ACCUMULATION UNITS OUTSTANDING

                                                                       9/30/00             12/31/99
                                                                   -----------------   -----------------

       Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                               30,491              17,211
         Cova Bond Debenture                                              21,316              10,240
         Cova Developing Growth                                                9                   9
         Cova Large Cap Research                                           9,506               8,504
         Cova Mid-Cap Value                                                5,898               6,003
         Cova Quality Bond                                                     9                   9
         Cova Small Cap Stock                                              9,590              10,224
         Cova Large Cap Stock                                             40,242              31,535
         Cova Select Equity                                               17,386              11,048
         Cova International Equity                                        11,991               8,926
         GACC Money Market                                                    11              28,826
         AIM V.I. Value                                                   13,673               5,407
         AIM V.I. Capital Appreciation                                     2,721               1,951
         AIM V.I. International Equity                                        10                   -
         Templeton Global Income Securities                                   10                  10
         Franklin Small Cap                                                  569                  10
         Templeton Growth Securities                                       3,513                  10
         Templeton International Securities                                   10                  10
         Franklin Large Cap Growth Securities                                 10                  10


       Flexible premium variable universal life policies (FPVL):
         Cova Lord Abbett Growth and Income                                   10                   -
         Cova Bond Debenture                                                  10                   -
         Cova Developing Growth                                               10                   -
         Cova Large Cap Research                                              10                   -
         Cova Mid-Cap Value                                                   10                   -
         Cova Quality Bond                                                    10                   -
         Cova Small Cap Stock                                                 10                   -
         Cova Large Cap Stock                                                 10                   -
         Cova Select Equity                                                   10                   -
         Cova International Equity                                            10                   -
         GACC Money Market                                                    10                  10
         Russell Multi-Style Equity                                           10                   -
         Russell Aggressive Equity                                            10                   -
         Russell Non-U.S.                                                     10                   -
         Russell Core Bond                                                    10                   -
         Russell Real Estate Securities                                       10                   -
         AIM V.I. Value                                                       10                   -
         AIM V.I. Capital Appreciation                                        10                   -
         AIM V.I. International Equity                                        10                   -
         Alliance Premier Growth                                              10                   -
         Alliance Real Estate Investment                                      10                   -
         Liberty Newport Tiger Fund, Variable                                 10                   -

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
September 30, 2000
Unaudited


(8)    ACCUMULATION UNITS OUTSTANDING, CONTINUED:

                                                                       9/30/00             12/31/99
                                                                   -----------------   -----------------

       Flexible premium variable universal life policies (FPVL):
         Goldman Sachs Growth and Income                                      10                   -
         Goldman Sachs International Equity                                   10                   -
         Goldman Sachs Global Income                                          10                   -
         Goldman Sachs Internet Tollkeeper                                    10                   -
         Kemper Small Cap Growth                                              10                   -
         Kemper Small Cap Value                                               10                   -
         Kemper Government Securities                                         10                   -
         MFS Research                                                         10                   -
         MFS Growth with Income                                               10                   -
         MFS Emerging Growth                                                  10                   -
         MFS High Income                                                      10                   -
         MFS Global Governments                                               10                   -
         MFS New Discovery                                                    10                   -
         Oppenheimer Capital Appreciation                                     10                   -
         Oppenheimer Main Street Growth & Income                              10                   -
         Oppenheimer High Income                                              10                   -
         Oppenheimer Bond                                                     10                   -
         Oppenheimer Strategic Bond                                           10                   -
         Putnam VT Growth and Income                                          10                   -
         Putnam VT New Value                                                  10                   -
         Putnam VT Vista                                                      10                   -
         Putnam VT International Growth                                       10                   -
         Putnam VT International New Opportunities                            10                   -
         Franklin Small Cap                                                   10                   -
         Templeton International Securities                                   10                   -
         Templeton Developing Markets Securities                              10                   -
         Templeton Mutual Shares Securities                                   10                   -





                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                                 Balance Sheets




                                                                                         SEPTEMBER 30,
                                                                                              2000              DECEMBER 31,
                                         Assets                                           (UNAUDITED)               1999
                                                                                       -------------------   -------------------
                                                                                                    (in thousands)

Investments:
    Debt securities available-for-sale, at fair value
      (cost of $108,026 in 2000 and $101,690 in 1999)                                $            107,253                95,568
    Mortgage loans, net of allowance for potential loan
      loss of $40 in 2000 and 1999                                                                  5,275                 5,439
    Policy loans                                                                                    1,100                   938
    Short-term investments                                                                            194                    --
                                                                                       -------------------   -------------------

             Total investments                                                                    113,822               101,945

Cash and cash equivalents - interest-bearing                                                        1,279                   751
Cash - noninterest-bearing                                                                          1,206                 1,448
Accrued investment income                                                                           1,592                 1,624
Deferred policy acquisition costs                                                                   2,148                15,093
Present value of future profits                                                                        --                 1,740
Value of business acquired                                                                         19,649                    --
Goodwill                                                                                            2,662                 1,631
Deferred tax asset, net                                                                                32                 1,232
Receivable from OakRe                                                                               1,100                18,890
Federal and state income taxes recoverable                                                             75                    75
Reinsurance receivables                                                                               140                     9
Other assets                                                                                           16                    24
Separate account assets                                                                           208,502               186,040
                                                                                       -------------------   -------------------

             Total assets                                                            $            352,223               330,502
                                                                                       ===================   ===================


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Balance Sheets, Continued




                                                                                       SEPTEMBER 30,
                                                                                           2000              DECEMBER 31,
                          Liabilities and Shareholder's Equity                          (UNAUDITED)              1999
                                                                                    --------------------  --------------------
                                                                                                 (in thousands)

Policyholder deposits                                                             $             109,980               116,184
Future policy benefits                                                                            6,761                 6,707
Payable on purchase of securities                                                                   375                    85
Accounts payable and other liabilities                                                            1,420                 1,589
Future purchase price payable to OakRe                                                               --                   172
Guaranty fund assessments                                                                         1,100                 1,100
Separate account liabilities                                                                    208,490               186,035
                                                                                    --------------------  --------------------

             Total liabilities                                                                  328,126               311,872
                                                                                    --------------------  --------------------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 2000 and 1999)                                                             2,800                 2,800
    Additional paid-in capital                                                                   21,512                15,523
    Retained (deficits) earnings                                                                    (64)                1,993
    Accumulated other comprehensive loss,
      net of tax                                                                                   (151)               (1,686)
                                                                                    --------------------  --------------------

             Total shareholder's equity                                                          24,097                18,630
                                                                                    --------------------  --------------------

             Total liabilities and shareholder's equity                           $             352,223               330,502
                                                                                    ====================  ====================


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                        Statements of Income (Unaudited)




                                                                          NINE MONTHS ENDED               THREE MONTHS ENDED
                                                                            SEPTEMBER 30,                    SEPTEMBER 30,
                                                                      2000              1999            2000             1999
                                                                  --------------   ---------------  --------------   --------------
                                                                                           (in thousands)

Revenues:
    Premiums                                                    $           335               861              86             (587)
    Net investment income                                                 6,703             5,809           2,354            1,954
    Net realized losses on sales of investments                             (98)             (202)            (90)            (199)
    Separate account fees                                                 2,110             1,584             738              580
    Other income                                                            181               315              48              155
                                                                  --------------   ---------------  --------------   --------------

             Total revenues                                               9,231             8,367           3,136            1,903
                                                                  --------------   ---------------  --------------   --------------

Benefits and expenses:
    Interest on policyholder deposits                                     4,429             4,642           1,575            1,689
    Current and future policy benefits                                      773             1,216             268             (478)
    Operating and other expenses                                          1,155               998             356              634
    Amortization of purchased intangible
      assets                                                              2,741               234             998              111
    Amortization of deferred policy
      acquisition costs                                                      18             1,177              16              411
                                                                  --------------   ---------------  --------------   --------------

             Total benefits and expenses                                  9,116             8,267           3,213            2,367
                                                                  --------------   ---------------  --------------   --------------

             Income (loss) before income taxes                              115               100             (77)            (464)
                                                                  --------------   ---------------  --------------   --------------

Income tax expense (benefit):
    Current                                                                  --              (206)             --             (411)
    Deferred                                                                179               152              84              177
                                                                  --------------   ---------------  --------------   --------------

             Total income tax expense (benefit)                             179               (54)             84             (234)
                                                                  --------------   ---------------  --------------   --------------

             Net (loss) income                                  $           (64)              154            (161)            (230)
                                                                  ==============   ===============  ==============   ==============


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Shareholder's Equity




                                                                                         SEPTEMBER 30,
                                                                                             2000              DECEMBER 31,
                                                                                          (UNAUDITED)              1999
                                                                                      --------------------  --------------------
                                                                                                   (in thousands)
Common stock, at beginning
    and end of period                                                               $               2,800                 2,800
                                                                                      --------------------  --------------------

Additional paid-in capital:
    Balance at beginning of period                                                                 15,523                14,523
    Adjustment to reflect purchase acquisition                                                      3,489                    --
    Capital contribution                                                                            2,500                 1,000
                                                                                      --------------------  --------------------

Balance at end of period                                                                           21,512                15,523
                                                                                      --------------------  --------------------

Retained earnings:
    Balance at beginning of period                                                                  1,993                 1,833
    Adjustment to reflect purchase acquisition                                                     (1,993)                   --
    Net (loss) income                                                                                 (64)                  160
                                                                                      --------------------  --------------------

Balance at end of period                                                                              (64)                1,993
                                                                                      --------------------  --------------------

Accumulated other comprehensive income:
    Balance at beginning of period                                                                 (1,686)                  333
    Adjustment to reflect purchase acquisition                                                      1,686                    --
    Change in unrealized depreciation
      of debt securities                                                                             (773)               (7,552)
    Deferred federal income tax impact                                                                 81                 1,087
    Change in deferred policy acquisition costs
      attributable to unrealized depreciation                                                          --                 3,519
    Change in present value of future profits
      attributable to unrealized depreciation                                                          --                   927
    Change in value of business acquired
      attributable to unrealized depreciation                                                         541                    --
                                                                                      --------------------  --------------------

Balance at end of period                                                                             (151)               (1,686)
                                                                                      --------------------  --------------------

             Total shareholder's equity                                             $              24,097                18,630
                                                                                      ====================  ====================

Total comprehensive income:
    Net (loss) income                                                               $                 (64)                  160
    Other comprehensive income loss (change in net unrealized
      depreciation of debt and equity securities)                                                    (151)               (2,019)
                                                                                      --------------------  --------------------

             Total comprehensive loss                                               $                (215)               (1,859)
                                                                                      ====================  ====================


See accompanying notes to unaudited financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                      Statements of Cash Flows (Unaudited)




                                                                                   NINE MONTHS ENDED
                                                                                     SEPTEMBER 30,
                                                                                  2000          1999
                                                                              ------------  ------------
                                                                                          (in thousands)

Reconciliations of net income to net cash
    provided by operating activities:
Net (loss) income                                                           $         (64)  $       154
    Adjustments to reconcile net income to net cash
      provided by operating activities:
      Depreciation and amortization expenses                                         (931)           76
      Losses from sales of investments and businesses, net                             98           202
      Interest credited to policyholder account balances                            4,429         4,642
      Universal life and investment-type product policy fees                       (2,290)       (1,899)
      Change in accrued investment income                                              32           (45)
      Change in premiums and other receivables                                     17,666        12,903
      Change in deferred policy acquisition costs, net                             (1,617)       (4,855)
      Change in insurance related liabilities                                         253           575
      Change in income taxes payable                                                  177           (55)
      Change in other liabilities                                                    (317)          696
      Other, net                                                                      952         3,347
                                                                              ------------  ------------
Net cash provided by operating activities                                          18,388        15,741
                                                                              ------------  ------------

Cash flows from investing activities
    Sales, maturities and repayments of:
      Fixed maturities                                                             11,642        23,727
      Mortgage loans on real estate                                                    66           743
    Purchases of:
      Fixed maturities                                                            (23,586)      (27,361)
      Mortgage loans on real estate                                                    --          (990)
    Net change in short-term investments                                             (194)           --
    Net change in policy loans                                                       (162)          145
                                                                              ------------  ------------
Net cash provided by (used in) investing activities                               (12,234)       (3,736)
                                                                              ------------  ------------

Cash flows from financing activities
    Policyholder account balances:
      Deposits                                                                     21,585        29,697
      Withdrawals                                                                 (29,953)      (45,865)
    Capital contribution                                                            2,500         1,000
                                                                              ------------  ------------
Net cash used in financing activities                                              (5,868)      (15,168)
                                                                              ------------  ------------

Change in cash and cash equivalents                                                   286        (3,163)

Cash and cash equivalents, beginning of period                                      2,199         6,989
                                                                              ------------  ------------

Cash and cash equivalents, end of period                                    $       2,485 $       3,826
                                                                              ============  ============


See accompanying notes to unaudited consolidated financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

               Notes to Interim Financial Statements - (Unaudited)

                           September 30, 2000 and 1999








(1)    BASIS OF PRESENTATION

       The interim financial statements for Cova Financial Life Insurance Company (the Company) have been prepared on the basis of generally accepted accounting principles (GAAP) and, in the opinion of management, reflect all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of results for such periods. The results of operations and cash flows for any interim period are not necessarily indicative of results for the full year. These financial statements should be read in conjunction with the financial statements as of December 31, 1999 and December 31, 1998, and for each of the years in the three-year period ended December 31, 1999 and related notes thereto, presented elsewhere herein. Interim financial data presented herein are unaudited.

(2)    MERGER

       The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is a wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

       On January 6, 2000, GenAmerica Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash. For the purposes of financial reporting, the Company has accounted for the merger as if it took place on January 1, 2000.

(3)    CHANGE IN ACCOUNTING

       Upon the merger, the Company restated its financial statements in accordance with "push down purchase accounting". The net purchase price of approximately $22 million was allocated to the Company based on the fair values of the acquired assets and liabilities, including the estimated value of business acquired. These allocated values were dependent upon policies in force and market conditions at the time of closing. These allocations are summarized below:

                                                   JANUARY 1, 2000
                                                 ---------------------
                                                    (IN THOUSANDS)

        Total investments                         $      101,835
        Cash and cash equivalents                          2,199
        Value of business acquired                        20,180
        Goodwill                                           2,766
        Receivable from OakRe                             18,890
        Deferred tax benefits                                129
        Other assets                                       1,732
        Separate account assets                          186,040
                                                    ---------------

           Total assets acquired                         333,771
                                                    ---------------

        Policyholder deposits                            116,469
        Future policy benefits                             6,508
        Other liabilities                                  2,947
        Separate account liabilities                     186,035
                                                    ---------------

        Total liabilities assumed                        311,959
                                                    ---------------

            Adjusted purchase price               $       21,812
                                                    ===============


       In addition to revaluing all material tangible assets and liabilities to their respective estimated market values at the merger date, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the value of business acquired to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholder's equity of approximately $3 million on January 1, 2000 reflecting the application of push down purchase accounting. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

(4)     INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at September 30, 2000 are as follows:



                                                                        SEPTEMBER 30, 2000
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)

        Debt securities:
            Corporate securities         $       71,449          1,058         (1,943)          70,564          70,564
            Mortgage-backed securities           13,832             86             (3)          13,915          13,915
        Asset-backed securities                  22,745             96            (67)          22,774          22,774
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities           108,026          1,240         (2,013)         107,253         107,253

        Mortgage loans (net)                      5,275             41              -            5,316           5,275
        Policy loans                              1,100              -              -            1,100           1,100
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $      114,401          1,281         (2,013)         113,669         113,628
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts         $           12              -              -               12              12
                                           ==============  ============== =============== =============== ==============



       The Company had two impaired debt securities with estimated fair value of approximately $400,000, of which one debt security, with estimated value of $300,000, became non-income producing in 2000. The Company's valuation allowance for potential losses on mortgage loans is $40,000 at September 30, 2000.

       The amortized cost and estimated fair value of debt securities at September 30, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                           SEPTEMBER 30, 2000
                                                       ------------------------------
                                                                         ESTIMATED
                                                        AMORTIZED           FAIR
                                                           COST            VALUE
                                                       --------------  --------------
                                                             (IN THOUSANDS)

        Less than one year                           $        4,491           4,224
        Due after one year through five years                34,392          33,756
        Due after five years through ten years               26,868          26,790
        Due after ten years                                   5,698           5,794
        Mortgage-backed securities                           36,577          36,689
                                                       --------------  --------------

                      Total                          $      108,026         107,253
                                                       ==============  ==============



        At September 30, 2000, approximately 92.2% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 7.8% noninvestment grade debt securities, 5.6% are rated as BB, .7% are rated as B, and 1.5 % are rated C and treated as impaired.

        The components of investment income, realized capital losses, and unrealized appreciation (depreciation) are as follows:


                                                                        NINE MONTHS ENDED         THREE MONTHS ENDED
                                                                          SEPTEMBER 30,              SEPTEMBER 30,
                                                                       2000           1999         2000        1999
                                                                   ------------  ------------- ----------- -------------
                                                                                       (IN THOUSANDS)

        Income on debt securities                                $    6,081         5,376        2,067        1,811
        Income on mortgage loans                                        387           303          143           87
        Income on short-term investments                                243           161          152           65
        Interest on policy loans                                         60            63           21           21
        Miscellaneous interest                                           22             1            3            -
                                                                   ------------  ------------ ------------ -------------
               Total investment income                                6,793         5,904        2,386        1,984
        Investment expenses                                             (90)          (95)         (32)         (30)
                                                                   ------------  ------------ ------------ -------------
               Net investment income                             $    6,703         5,809        2,354        1,954
                                                                   ============  ============ ============ =============

        Net realized capital losses - debt securities            $      (98)         (252)         (90)        (248)
                                                                   ============  ============ ============ =============



                                                                                     SEPTEMBER 30,
                                                                                         2000          DECEMBER 31,
                                                                                       UNAUDITED          1999
                                                                                   ----------------   ----------------
                                                                                              (IN THOUSANDS)

        Unrealized depreciation are as follows:
            Debt securities                                                      $        (773)              (6,122)
            Effects on deferred acquisition costs amortization                               -                2,793
            Effects on PVFP amortization                                                     -                  735
            Effects on VOBA amortization                                                   541                    -
                                                                                   -----------------   ---------------
               Unrealized depreciation before income tax                                  (232)              (2,594)
            Unrealized income tax benefit                                                   81                  908
                                                                                   -----------------   ---------------
               Net change in unrealized depreciation on investments              $        (151)              (1,686)
                                                                                   =================   ===============



(5)     SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at September 30, 2000.

(6)     STATUTORY SURPLUS

        As of September 30, 2000, the Company's statutory capital and surplus was $10,190,160. The Company's statutory net losses for the periods ended September 30, 2000 and 1999 were $1,740,596 and $916,503 respectively.

(7)     RELATED-PARTY TRANSACTIONS

        On October 31, 1999, the Company's affiliate Cova Life Management Company (CLMC) purchased the remaining 51% interest in Cova Life Administrative Service Company (CLASC) from another affiliate, Navisys Incorporated, for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and MetLife, which provide investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's ultimate parent, GALIC. Expenses and fees paid to affiliated companies as of September 30, 2000 and 1999 were $1,799,167, and $1,312,500, respectively.


(8)     REINSURANCE

        Effective July 25, 1999, the company entered into a modified coinsurance agreement with MetLife. Under the agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a permanent guarantee by MetLife of new and renewed business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife. On January 6, 2000, the Company discontinued ceding new business under the modified coinsurance agreement with MetLife.

        On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe Life Insurance Company (OakRe). On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe.

(9)     OTHER

        Certain 1999 amounts have been reclassified to conform to the 2000 presentation.




                         COVA VARIABLE LIFE ACCOUNT FIVE

                              Financial Statements

                                December 31, 1999

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



The Contract Owners of Cova Variable
   Life Account Five, Board of Directors
   and Shareholder of Cova Financial Life
   Insurance Company:


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Life Account Five of Cova Financial Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Life Account Five of Cova Financial Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for the year then ended, in conformity with generally accepted accounting principles.





Chicago, Illinois
March 20, 2000

                         COVA VARIABLE LIFE ACCOUNT FIVE
                       Statement of Assets and Liabilities
                                December 31, 1999


Assets:
  Investments:
  Cova Series Trust (Cova):
     Lord Abbett Growth and Income Portfolio       8,901    shares at a net asset value of   $24.070563   per share        $214,245
     Bond Debenture Portfolio                      8,713    shares at a net asset value of   $12.474609   per share         108,696
     Developing Growth Portfolio                       8    shares at a net asset value of   $14.885144   per share             113
     Large Cap Research Portfolio                  7,812    shares at a net asset value of   $14.991245   per share         117,113
     Mid-Cap Value Portfolio                       5,439    shares at a net asset value of   $11.168093   per share          60,745
     Quality Bond Portfolio                            9    shares at a net asset value of   $10.669328   per share             100
     Small Cap Stock Portfolio                     7,608    shares at a net asset value of   $17.268582   per share         131,374
     Large Cap Stock Portfolio                    21,786    shares at a net asset value of   $20.674865   per share         450,417
     Select Equity Portfolio                       8,640    shares at a net asset value of   $16.112437   per share         139,209
     International Equity Portfolio                7,466    shares at a net asset value of   $16.225039   per share         121,140
  AIM Variable Insurance Funds, Inc. (AIM):
     AIM V.I. Value Fund                           1,900    shares at a net asset value of       $33.50   per share          63,660
     AIM V.I. Capital Appreciation Fund              764    shares at a net asset value of       $35.58   per share          27,171
  General American Capital Company (GACC):
     Money Market Fund                            15,680    shares at a net asset value of   $20.252283   per share         317,557
  Templeton Variable Products Series
         Fund (Templeton):
     Templeton Bond Fund                              10    shares at a net asset value of        $9.99   per share             100
     Franklin Small Cap Investments Fund               9    shares at a net asset value of       $15.79   per share             141
     Templeton Stock Fund                              5    shares at a net asset value of       $24.39   per share             110
     Templeton International Fund                      5    shares at a net asset value of       $22.25   per share             108
     Franklin Growth Investments Fund                  7    shares at a net asset value of       $16.70   per share             123
                                                                                                                        ------------
               Total assets                                                                                              $1,752,122
                                                                                                                        ============


                         COVA VARIABLE LIFE ACCOUNT FIVE
                       Statement of Assets and Liabilities
                                December 31, 1999

Net Assets:
  Accumulation units:
  Single premium variable life policies (SPVL):
     Cova Lord Abbett Growth and Income           17,211    accumulation units at            $12.448204   per unit         $214,245
     Cova Bond Debenture                          10,240    accumulation units at            $10.614338   per unit          108,696
     Cova Developing Growth                            9    accumulation units at            $13.050371   per unit              113
     Cova Large Cap Research                       8,504    accumulation units at            $13.771430   per unit          117,113
     Cova Mid-Cap Value                            6,003    accumulation units at            $10.119059   per unit           60,745
     Cova Quality Bond                                 9    accumulation units at            $10.551764   per unit              100
     Cova Small Cap Stock                         10,224    accumulation units at            $12.850204   per unit          131,374
     Cova Large Cap Stock                         31,535    accumulation units at            $14.283064   per unit          450,417
     Cova Select Equity                           11,048    accumulation units at            $12.600289   per unit          139,209
     Cova International Equity                     8,926    accumulation units at            $13.571289   per unit          121,140
     AIM V.I. Value                                5,407    accumulation units at            $11.774189   per unit           63,660
     AIM V.I. Capital Appreciation                 1,951    accumulation units at            $13.925402   per unit           27,171
     GACC Money Market                            28,826    accumulation units at            $11.013039   per unit          317,457
     Templeton Bond                                   10    accumulation units at             $9.970060   per unit              100
     Franklin Small Cap Investments                   10    accumulation units at            $14.136079   per unit              141
     Templeton Stock                                  10    accumulation units at            $11.011283   per unit              110
     Templeton International                          10    accumulation units at            $10.827249   per unit              108
     Franklin Growth Investments                      10    accumulation units at            $12.333825   per unit              123
                                                                                                                        ------------
                                                                                                                          1,752,022
  Flexible premium variable universal life policies (FPVUL):
     GACC Money Market                                10    accumulation units at            $10.047103   per unit              100
                                                                                                                        ------------
             Total net assets                                                                                            $1,752,122
                                                                                                                        ============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                                                     Cova
                                          -----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                  Small
                                             and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research      Value         Bond        Stock
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                             $         -          242            -          156           78            1          213
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                            (50)           2            -          (13)         (46)           -           77
   Realized gain distributions                     -           78            -            -            -            1            -
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                  (50)          80            -          (13)         (46)           1           77
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation              6,653        3,004           13       10,559       (3,680)          (2)      34,574
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $     6,603        3,326           13       10,702       (3,648)           -       34,864
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                         Cova                                   AIM           GACC      Templeton
                                          ------------------------------------  -------------------------  -----------  -----------

                                           Large                                                V.I.
                                            Cap         Select    International    V.I.        Capital       Money
                                           Stock        Equity      Equity        Value      Appreciation    Market        Bond
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------
Investment income:
   Dividends                             $      329          275          415          110            18            -            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                          (116)        (167)          31            6            17        6,140            -
   Realized gain distributions                7,182        9,317        1,110          575           558            -            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------
       Net realized gain (loss)               7,066        9,150        1,141          581           575        6,140            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

Change in unrealized appreciation            16,032      (10,304)      16,888        4,069         6,608        3,725            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $   23,427         (879)      18,444        4,760         7,201        9,865            -
                                          ==========  =========== ============  ===========  ============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                                           Templeton
                                                   -------------------------------------------------------

                                                    Franklin                                   Franklin
                                                   Small Cap                                    Growth
                                                   Investments    Stock      International    Investments      Total
                                                   -----------  -----------  --------------  -------------  -----------
Investment income:
   Dividends                                     $          -            -               -              -        1,837
                                                   -----------  -----------  --------------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                                 -            -               -              -        5,881
   Realized gain distributions                              -            -               -              -       18,821
                                                   -----------  -----------  --------------  -------------  -----------
       Net realized gain (loss)                             -            -               -              -       24,702
                                                   -----------  -----------  --------------  -------------  -----------

Change in unrealized appreciation                          41           10               8             23       88,221
                                                   -----------  -----------  --------------  -------------  -----------

       Net increase (decrease) in net
         assets from operations                  $         41           10               8             23      114,760
                                                   ===========  ===========  ==============  =============  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                                                     Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                 Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality       Cap
                                             Income     Debenture      Growth      Research      Value         Bond       Stock
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Increase (decrease) in net assets from
   operations:
     Investment income                   $          -          242            -          156           78            1         213
     Net realized gain (loss)                     (50)          80            -          (13)         (46)           1          77
     Change in unrealized appreciation          6,653        3,004           13       10,559       (3,680)          (2)     34,574
       Net increase (decrease) from        -----------  -----------  -----------  -----------  -----------  ----------- -----------
         operations                             6,603        3,326           13       10,702       (3,648)           -      34,864
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                  100          100          100          100          100          100         100
   Cova redemptions                                 -            -            -            -            -            -           -
   Payments received from contract
     owners                                         -            -            -            -            -            -           -
   Transfers between sub-accounts, net        209,709      105,997            -      107,473       65,008            -      97,560
   Transfers for contract benefits,
     terminations and insurance charges        (2,167)        (727)           -       (1,162)        (715)           -      (1,150)
       Net increase (decrease) in net
         assets from contract              -----------  -----------  -----------  -----------  -----------  ----------- -----------
         transactions                         207,642      105,370          100      106,411       64,393          100      96,510
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                               214,245      108,696          113      117,113       60,745          100     131,374

Net assets at beginning of period                   -            -            -            -            -            -           -
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Net assets at end of period              $    214,245      108,696          113      117,113       60,745          100     131,374
                                           ===========  ===========  ===========  ===========  ===========  =========== ===========



COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                         Cova                               AIM                GACC      Templeton
                                          -------------------------------------- -------------------------  -----------  -----------

                                            Large                                                V.I.
                                             Cap        Select     International    V.I.        Capital       Money
                                            Stock       Equity        Equity       Value      Appreciation    Market        Bond
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                  $        329         275            415         110            18            -            -
     Net realized gain (loss)                  7,066       9,150          1,141         581           575        6,140            -
     Change in unrealized appreciation        16,032     (10,304)        16,888       4,069         6,608        3,725            -
       Net increase (decrease) from       -----------  ----------  ------------- -----------  ------------  -----------  -----------
         operations                           23,427        (879)        18,444       4,760         7,201        9,865            -
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------

Contract transactions:
   Cova payments                                 100         100            100         100           100          300          100
   Cova redemptions                                -           -              -           -             -         (102)           -
   Payments received from contract
     owners                                        -           -              -           -             -    1,654,000            -
   Transfers between sub-accounts, net       430,747     141,193        103,808      59,046        20,004   (1,340,545)           -
   Transfers for contract benefits,
     terminations and insurance charges       (3,857)     (1,205)        (1,212)       (246)         (134)      (5,961)           -
       Net increase (decrease) in net
         assets from contract             -----------  ----------  ------------- -----------  ------------  -----------  -----------
         transactions                        426,990     140,088        102,696      58,900        19,970      307,692          100
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                              450,417     139,209        121,140      63,660        27,171      317,557          100

Net assets at beginning of period                  -           -              -           -             -            -            -
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------
Net assets at end of period             $    450,417     139,209        121,140      63,660        27,171      317,557          100
                                          ===========  ==========  ============= ===========  ============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                                        Templeton
                                               ---------------------------------------------------------

                                                 Franklin                                    Franklin
                                                 Small Cap                                    Growth
                                                Investments      Stock      International  Investments      Total
                                               --------------  -----------  -------------  -------------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                        $            -            -              -              -        1,837
     Net realized gain (loss)                              -            -              -              -       24,702
     Change in unrealized appreciation                    41           10              8             23       88,221
       Net increase (decrease) from            --------------  -----------  -------------  -------------  -----------
         operations                                       41           10              8             23      114,760
                                               --------------  -----------  -------------  -------------  -----------

Contract transactions:
   Cova payments                                         100          100            100            100        2,000
   Cova redemptions                                        -            -              -              -         (102)
   Payments received from contract
     owners                                                -            -              -              -    1,654,000
   Transfers between sub-accounts, net                     -            -              -              -            -
   Transfers for contract benefits,
     terminations and insurance charges                    -            -              -              -      (18,536)
       Net increase (decrease) in net
         assets from contract                  --------------  -----------  -------------  -------------  -----------
         transactions                                    100          100            100            100    1,637,362
                                               --------------  -----------  -------------  -------------  -----------

       Net increase (decrease) in net
         assets                                          141          110            108            123    1,752,122

Net assets at beginning of period                          -            -              -              -            -
                                               --------------  -----------  -------------  -------------  -----------
Net assets at end of period                   $          141          110            108            123    1,752,122
                                               ==============  ===========  =============  =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(1)      ORGANIZATION
         Cova Variable Life Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for single premium variable life (SPVL) and flexible premium variable universal life insurance policies (FPVUL) offered by CFLIC.

         On August 26, 1999, CFLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

         The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered by CFLIC.

              Cova Series Trust (Cova)                                       10    portfolios
              General American Capital Company (GACC)                         1    portfolios
              Russell Insurance Funds (Russell)                               5    portfolios
              AIM Variable Insurance Funds, Inc. (AIM)                        3    portfolios
              Alliance Variable Products Series Fund, Inc. (Alliance)         2    portfolios
              Liberty Variable Investment Trust (Liberty)                     1    portfolios
              Goldman Sachs Variable Insurance Trust (Goldman Sachs)          3    portfolios
              Investors Fund Series (Kemper)                                  3    portfolios
              MFS Variable Insurance Trust (MFS)                              5    portfolios
              Oppenheimer Variable Account Funds (Oppenheimer)                5    portfolios
              Putnam Variable Trust (Putnam)                                  5    portfolios
              Templeton Variable Products Series Fund (Templeton)             7    portfolios

         The Separate Account commenced operations on March 1, 1999. The sub-accounts commenced operations as follows:

              Cova Lord Abbett Growth and Income                              April 29, 1999
              Cova Bond Debenture                                             April 29, 1999
              Cova Developing Growth                                           July 17, 1999
              Cova Large Cap Research                                          July 12, 1999
              Cova Mid-Cap Value                                               July 12, 1999
              Cova Quality Bond                                                July 19, 1999
              Cova Small Cap Stock                                            April 29, 1999
              Cova Large Cap Stock                                            April 29, 1999
              Cova Select Equity                                               June 29, 1999
              Cova International Equity                                          May 4, 1999
              AIM V.I. Value                                                     May 3, 1999
              AIM V.I. Capital Appreciation                                      May 3, 1999
              GACC Money Market                                                March 1, 1999
              Templeton Bond                                                   July 19, 1999
              Franklin Small Cap Investments                                   July 19, 1999
              Templeton Stock                                                  July 19, 1999
              Templeton International                                          July 19, 1999
              Franklin Growth Investments                                      July 19, 1999


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(2)      SIGNIFICANT ACCOUNTING POLICIES
         (A)  INVESTMENT VALUATION
              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

         (B)  REINVESTMENT OF DISTRIBUTIONS
              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolios.

              GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

         (C)  FEDERAL INCOME TAXES
              The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable life policies.

(3)      CONTRACT FEES
              There are fees associated with the variable life insurance policies that are deducted from the policy account value and Separate Account that reduce the return on investment. The type, amount, and timing of the fees may vary between the variable life policies offered by CFLIC and include mortality and expense risk, administrative, selection and issue expense, cost of insurance, tax expense (premium and federal taxes), contingent deferred sales (surrender) and transfer charges.

(4)      SEPARATE ACCOUNT EXPENSES
              The mortality and expense fees for FPVUL policies are deducted from the separate account and are reflected in the accumulation unit value. There were no fees incurred in 1999.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(5)      COST BASIS OF INVESTMENTS
         The cost basis of each sub-account's investment follows:


              Cova Lord Abbett Growth and Income        $ 207,592
              Cova Bond Debenture                         105,692
              Cova Developing Growth                          100
              Cova Large Cap Research                     106,554
              Cova Mid-Cap Value                           64,425
              Cova Quality Bond                               102
              Cova Small Cap Stock                         96,800
              Cova Large Cap Stock                        434,385
              Cova Select Equity                          149,513
              Cova International Equity                   104,252
              AIM V.I. Value                               59,591
              AIM V.I. Capital Appreciation                20,563
              GACC Money Market                           313,832
              Templeton Bond                                  100
              Franklin Small Cap Investments                  100
              Templeton Stock                                 100
              Templeton International                         100
              Franklin Growth Investments                     100
                                                        ----------
                                                      $ 1,663,901
                                                        ==========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(6)      UNIT FAIR VALUE
         A summary of the total return for each sub-account follows:


                                                         Commenced            Total
                                                        Operations           Return
                                                      ---------------     ------------
     SPVL policies:
         Cova Lord Abbett Growth and Income                4/29/99             4.60%
         Cova Bond Debenture                               4/29/99             0.70%
         Cova Developing Growth                            7/17/99            12.75%
         Cova Large Cap Research                           7/12/99             9.95%
         Cova Mid-Cap Value                                7/12/99            -5.60%
         Cova Quality Bond                                 7/19/99            -0.23%
         Cova Small Cap Stock                              4/29/99            44.89%
         Cova Large Cap Stock                              4/29/99             6.90%
         Cova Select Equity                                6/29/99            -0.35%
         Cova International Equity                          5/4/99            20.84%
         AIM V.I. Value                                     5/3/99            17.74%
         AIM V.I. Capital Appreciation                      5/3/99            28.36%
         GACC Money Market                                  3/1/99             4.34%
         Templeton Bond                                    7/19/99            -0.30%
         Franklin Small Cap Investments                    7/19/99            41.36%
         Templeton Stock                                   7/19/99            10.11%
         Templeton International                           7/19/99             8.27%
         Franklin Growth Investments                       7/19/99            23.34%


FPVUL policies:
         GACC Money Market                                11/29/99             0.47%



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
         The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ended
         December 31, 1999 follows:


                                                                     Realized Gain (Loss)
                                                ----------------------------------------------------------------
                                                     Aggregate              Aggregate Cost
                                                Proceeds from Sales       of Portfolio Shares         Realized
                                                of Portfolio Shares            Redeemed              Gain (Loss)
                                                ---------------------    ---------------------    --------------
         Cova Lord Abbett Growth and Income         $  1,940                   $  1,990                $  (50)
         Cova Bond Debenture                             727                        725                     2
         Cova Developing Growth                           -                          -                     -
         Cova Large Cap Research                       1,159                      1,172                   (13)
         Cova Mid-Cap Value                              715                        761                   (46)
         Cova Quality Bond                                -                          -                     -
         Cova Small Cap Stock                          1,150                      1,073                    77
         Cova Large Cap Stock                          3,539                      3,655                  (116)
         Cova Select Equity                            1,195                      1,362                  (167)
         Cova International Equity                     1,062                      1,031                    31
         AIM V.I. Value                                  246                        240                     6
         AIM V.I. Capital Appreciation                   134                        117                    17
         GACC Money Market                         1,342,862                  1,336,722                 6,140
         Templeton Bond                                   -                          -                     -
         Franklin Small Cap Investments                   -                          -                     -
         Templeton Stock                                  -                          -                     -
         Templeton International                          -                          -                     -
         Franklin Growth Investments                      -                          -                     -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED

                                                                 Unrealized Appreciation (Depreciation)
                                                   ----------------------------------------------------------------
                                                      Appreciation              Appreciation
                                                     (Depreciation)            (Depreciation)
                                                      End of Period          Beginning of Period          Change
                                                   -----------------     ------------------------     -------------
         Cova Lord Abbett Growth and Income            $  6,653                    $  -                  $  6,653
         Cova Bond Debenture                              3,004                       -                     3,004
         Cova Developing Growth                              13                       -                        13
         Cova Large Cap Research                         10,559                       -                    10,559
         Cova Mid-Cap Value                              (3,680)                      -                    (3,680)
         Cova Quality Bond                                   (2)                      -                        (2)
         Cova Small Cap Stock                            34,574                       -                    34,574
         Cova Large Cap Stock                            16,032                       -                    16,032
         Cova Select Equity                             (10,304)                      -                   (10,304)
         Cova International Equity                       16,888                       -                    16,888
         AIM V.I. Value                                   4,069                       -                     4,069
         AIM V.I. Capital Appreciation                    6,608                       -                     6,608
         GACC Money Market                                3,725                       -                     3,725
         Templeton Bond                                      -                        -                        -
         Franklin Small Cap Investments                      41                       -                        41
         Templeton Stock                                     10                       -                        10
         Templeton International                              8                       -                         8
         Franklin Growth Investments                         23                       -                        23


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                      Cova
                                          -----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                  Small
                                             and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research      Value         Bond        Stock
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/98                   -            -            -            -            -            -            -

          Cova units purchased                     8            9            9            8            9            9           10
          Cova units redeemed                      -            -            -            -            -            -            -
          Contract units purchased                 -            -            -            -            -            -            -
          Contract units transferred, net     17,386       10,301            -        8,590        6,065            -       10,327
          Contract units redeemed               (183)         (70)           -          (94)         (71)           -         (113)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Unit balance at 12/31/99              17,211       10,240            9        8,504        6,003            9       10,224
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS, CONTINUED



                                                         Cova                             AIM                  GACC      Templeton
                                          ------------------------------------  --------------------------  -----------  -----------

                                           Large                                                 V.I.
                                            Cap         Select    International    V.I.        Capital        Money
                                           Stock        Equity      Equity        Value      Appreciation     Market        Bond
                                          ----------  ----------- ------------  -----------  -------------  -----------  -----------
Accumulation units:
    SPVL policies:
      Unit balance at 12/31/98                    -            -            -            -              -            -            -

        Cova units purchased                      7            8            8            9              9           19           10
        Cova units redeemed                       -            -            -            -              -          (10)           -
        Contract units purchased                  -            -            -            -              -      155,502            -
        Contract units transferred, net      31,815       11,141        9,019        5,421          1,954     (124,311)           -
        Contract units redeemed                (287)        (101)        (101)         (23)           (12)      (2,374)           -
                                          ----------  ----------- ------------  -----------  -------------  -----------  -----------
      Unit balance at 12/31/99               31,535       11,048        8,926        5,407          1,951       28,826           10
                                          ==========  =========== ============  ===========  =============  ===========  ===========


    FPVUL policies:
      Unit balance at 12/31/98                                                                                       -

        Cova units purchased                                                                                        10
        Cova units redeemed                                                                                          -
        Contract units purchased                                                                                     -
        Contract units transferred, net                                                                              -
        Contract units redeemed                                                                                      -
                                                                                                            -----------
      Unit balance at 12/31/99                                                                                      10
                                                                                                            ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                      Templeton
                                              ------------------------------------------------------------

                                                Franklin                                      Franklin
                                                Small Cap                                      Growth
                                               Investments      Stock      International     Investments
                                              --------------  -----------  ---------------  --------------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/98                          -            -                -               -

          Cova units purchased                           10           10               10              10
          Cova units redeemed                             -            -                -               -
          Contract units purchased                        -            -                -               -
          Contract units transferred, net                 -            -                -               -
          Contract units redeemed                         -            -                -               -
                                              --------------  -----------  ---------------  --------------
        Unit balance at 12/31/99                         10           10               10              10
                                              ==============  ===========  ===============  ==============









                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






     February 4, 2000

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                                 Balance Sheets

                           December 31, 1999 and 1998



                                         ASSETS                           1999          1998
                                                                       -----------   -----------
                                                                            (in thousands)

Investments:
    Debt securities available-for-sale, at fair value
      (cost of $101,690 in 1999 and $99,228 in 1998)                 $     95,568       100,658
    Mortgage loans, net of allowance for potential loan
      loss of $40 in 1999 and $10 in 1998                                   5,439         5,245
    Policy loans                                                              938         1,223
                                                                       -----------   -----------

             Total investments                                            101,945       107,126

Cash and cash equivalents - interest-bearing                                  751         5,789
Cash - noninterest-bearing                                                  1,448         1,200
Accrued investment income                                                   1,624         1,641
Deferred policy acquisition costs                                          15,093         9,142
Present value of future profits                                             1,740           854
Goodwill                                                                    1,631         1,813
Deferred tax asset, net                                                     1,232           585
Receivable from OakRe                                                      18,890        35,312
Federal and state income taxes recoverable                                     75            --
Reinsurance receivables                                                         9           118
Other assets                                                                   24           398
Separate account assets                                                   186,040       127,873
                                                                       -----------   -----------

             Total assets                                            $    330,502       291,851
                                                                       ===========   ===========

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Balance Sheets, Continued

                           December 31, 1999 and 1998



                         LIABILITIES AND SHAREHOLDER'S EQUITY              1999         1998
                                                                        -----------  -----------
                                                                            (in thousands)

Policyholder deposits                                                 $    116,184      135,106
Future policy benefits                                                       6,707        6,191
Payable on purchase of securities                                               85           27
Accounts payable and other liabilities                                       1,589        1,653
Federal and state income taxes payable                                          --          172
Future purchase price payable to OakRe                                         172          342
Guaranty fund assessments                                                    1,100        1,000
Separate account liabilities                                               186,035      127,871
                                                                        -----------  -----------

             Total liabilities                                             311,872      272,362
                                                                        -----------  -----------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 1999 and 1998)                                        2,800        2,800
    Additional paid-in capital                                              15,523       14,523
    Retained earnings                                                        1,993        1,833
    Accumulated other comprehensive (loss) income,
      net of tax                                                            (1,686)         333
                                                                        -----------  -----------

             Total shareholder's equity                                     18,630       19,489
                                                                        -----------  -----------

             Total liabilities and shareholder's equity               $    330,502      291,851
                                                                        ===========  ===========


See accompanying notes to financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1999, 1998, and 1997



                                                              1999        1998         1997
                                                           -----------  ----------  -----------
                                                                     (in thousands)

Revenues:
    Premiums                                             $      1,041       1,308        1,191
    Net investment income                                       7,663       7,516        6,761
    Net realized (losses) gains on sales of
      investments                                                (452)        178          158
    Separate account fees                                       2,215       1,392          599
    Other income                                                  382          66           45
                                                           -----------  ----------  -----------

             Total revenues                                    10,849      10,460        8,754
                                                           -----------  ----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                           6,064       5,486        4,837
    Current and future policy benefits                          1,479       1,549        1,481
    Operating and other expenses                                2,336       1,548        1,134
    Amortization of purchased intangible
      assets                                                      233         260          234
    Amortization of deferred policy
      acquisition costs                                           383         530          320
                                                           -----------  ----------  -----------

             Total benefits and expenses                       10,495       9,373        8,006
                                                           -----------  ----------  -----------

             Income before income taxes                           354       1,087          748
                                                           -----------  ----------  -----------

Income tax expense (benefit):
    Current                                                      (246)        (80)         310
    Deferred                                                      440         357           (5)
                                                           -----------  ----------  -----------

             Total income tax expense                             194         277          305
                                                           -----------  ----------  -----------

             Net income                                  $        160         810          443
                                                           ===========  ==========  ===========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998        1997
                                                                         ----------  -----------  ----------
                                                                                   (in thousands)
Common stock, at beginning
    and end of period                                                  $     2,800        2,800       2,800
                                                                         ----------  -----------  ----------

Additional paid-in capital:
    Balance at beginning of period                                          14,523       13,523      13,523
    Capital contribution                                                     1,000        1,000          --
                                                                         ----------  -----------  ----------

Balance at end of period                                                    15,523       14,523      13,523
                                                                         ----------  -----------  ----------

Retained earnings:
    Balance at beginning of period                                           1,833        1,023         580
    Net income                                                                 160          810         443
                                                                         ----------  -----------  ----------

Balance at end of period                                                     1,993        1,833       1,023
                                                                         ----------  -----------  ----------

Accumulated other comprehensive income:
    Balance at beginning of period                                             333          145           1
    Change in unrealized (depreciation) appreciation
      of debt securities                                                    (7,552)         794         630
    Deferred federal income tax impact                                       1,087         (101)        (77)
    Change in deferred policy acquisition costs
      attributable to unrealized depreciation (appreciation)                 3,519         (513)       (144)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                   927            8        (265)
                                                                         ----------  -----------  ----------

Balance at end of period                                                    (1,686)         333         145
                                                                         ----------  -----------  ----------

             Total shareholder's equity                                $    18,630       19,489      17,491
                                                                         ==========  ===========  ==========

Total comprehensive income:
    Net income                                                         $       160          810         443
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)            (2,019)         188         144
                                                                         ----------  -----------  ----------

             Total comprehensive (loss) income                         $    (1,859)         998         587
                                                                         ==========  ===========  ==========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998          1997
                                                                        -----------  -----------   -----------
                                                                                   (in thousands)
Reconciliation of net income to net cash
    provided by (used in) operating activities:
      Net income                                                      $        160          810           443
      Adjustments to reconcile net
        income to net cash provided by
        (used in) operating activities:
           Increase in future policy benefits                                  516          810           820
           Increase (decrease) in payables and
             accrued liabilities                                                94          126          (815)
           Decrease (increase) in accrued
             investment income                                                  17          185          (704)
           Amortization of intangible assets and
             deferred policy acquisition costs                                 616          790           554
           Amortization and accretion of
             securities, premiums, and discounts                                (7)         (87)          (10)
           Decrease (increase) in other assets                                 374         (384)           30
           Net realized loss (gain) on sale of investments                     452         (178)         (158)
           Interest on policyholder deposits                                 6,064        5,486         4,837
           (Decrease) increase in current and
             deferred federal income taxes                                     193          423           101
           Decrease in recapture commissions payable to OakRe                 (170)        (223)         (159)
           Commissions and expenses deferred                                (2,815)      (3,411)       (3,917)
           Other                                                               499          702           290
                                                                        -----------  -----------   -----------

             Net cash provided by operating activities                       5,993        5,049         1,312
                                                                        -----------  -----------   -----------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                (29,365)     (56,673)      (53,534)
    Proceeds from investment securities
      sold and matured                                                      26,689       50,661        25,379
    Other                                                                     (128)        (121)          (81)
                                                                        -----------  -----------   -----------

             Net cash used in investing activities                          (2,804)      (6,133)      (28,236)
                                                                        -----------  -----------   -----------

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997




                                                                          1999         1998          1997
                                                                       -----------  -----------   -----------
                                                                                  (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                            $     55,181       69,459        81,788
    Transfers from OakRe                                                   19,050       35,590        25,060
    Transfer to separate accounts                                         (36,544)     (60,181)      (56,144)
    Return of policyholder deposits                                       (46,666)     (39,943)      (28,267)
    Capital contributions received                                          1,000        1,000            --
                                                                       -----------  -----------   -----------

             Net cash (used) provided by financing activities              (7,979)       5,925        22,437
                                                                       -----------  -----------   -----------

             (Decrease) increase in cash and cash equivalents              (4,790)       4,841        (4,487)

Cash and cash equivalents - beginning of period                             6,989        2,148         6,635
                                                                       -----------  -----------   -----------

Cash and cash equivalents - end of period                            $      2,199        6,989         2,148
                                                                       ===========  ===========   ===========


See accompanying notes to financial statements.



                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Life Insurance Company (the Company) markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 94%, 97%, and 85% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is a wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

              On August 26, 1999, GAMHC entered into a definitive agreement whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999 and as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $40,000 and $10,000, at December 31, 1999 and 1998, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998, is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below:

                                                                                   1999          1998          1997
                                                                                ------------  ------------  ------------
                                                                                            (IN THOUSANDS)
              Deferred policy acquisition costs, beginning of period
                                                                             $      9,142         6,774         3,321
              Commissions and expenses deferred                                     2,815         3,411         3,917
              Amortization                                                           (383)         (530)         (320)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation)                            3,519          (513)         (144)
                                                                                ------------  ------------  ------------

                    Deferred policy acquisition costs, end
                     of period                                               $     15,093         9,142         6,774
                                                                                ============  ============  ============

              Costs expensed that exceeded the established deferred
                  limit                                                      $        382           231            6
                                                                                ===========   ============ =============


              PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs, discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized appreciation and depreciation is not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 5.5%, 4.9%, 4.5%, 4.2%, and 4.2% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.4% for 1999, 1998 and 1997.

                  The components of PVFP are shown below:

                                                                                    1999         1998         1997
                                                                                 ------------  ----------  ------------
                                                                                            (IN THOUSANDS)
                  PVFP - beginning of period                                  $       854         900          1,178
                  Interest credited                                                    62          66             69
                  Amortization                                                       (103)       (120)           (82)
                  PVFP attributable to unrealized
                      depreciation (appreciation)                                     927           8           (265)
                                                                                 ------------  ----------  ------------
                         PVFP - end of period                                 $     1,740         854            900
                                                                                 ============  ==========  ============


                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period.

                  The components of goodwill are shown below:

                                                                                  1999          1998          1997
                                                                               ------------  ------------  ------------
                                                                                           (IN THOUSANDS)

                  Goodwill - beginning of period                             $     1,813         1,923         2,034
                  Amortization                                                      (111)         (110)         (111)
                  Experience adjustment to future purchase price
                      payable to OakRe                                               (71)           --            --
                                                                               ------------  ------------  ------------

                           Goodwill - end of period                          $     1,631         1,813         1,923
                                                                               ============  ============  ============



                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below:

                                                                                        1999        1998       1997
                                                                                      ----------  ---------- ----------
                                                                                               (IN THOUSANDS)
                  Future payable - beginning of period                              $     342         565        683
                  Interest added                                                           20          29         41
                  Payment to Oak Re                                                      (119)       (252)      (159)
                  Experience adjustment to future purchase price payable
                      to OakRe                                                            (71)         --         --
                                                                                      ----------  ---------- ----------

                           Future payable - end of period                           $     172         342        565
                                                                                      ==========  ========== ==========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.96%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges.

              FEDERAL INCOME TAXES

              Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, CFSLIC. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt and equity securities held as available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

              The following elements of the financial statements are most affected by the use of estimates and assumptions:

                  -   Investment valuation

                  -   Amortization of deferred policy acquisition costs

                  -   Amortization of present value of future profits

                  -   Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

                  Investments Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was $4,058,740 and $4,707,689, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life Insurance Company (MetLife). Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $15 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company (XFLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              The impact of reinsurance on the December 31, 1999 financial statements is not considered material.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)   INVESTMENTS

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                              1999
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           Government agency
              obligations              $       1,702              19               --            1,721           1,721
           Corporate securities               76,444              30           (4,756)          71,718          71,718
           Mortgage-backed
              securities                       8,272               1             (202)           8,071           8,071
           Asset backed securities            15,272              --           (1,214)          14,058          14,058
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities           101,690              50           (6,172)          95,568          95,568
             Mortgage loans (net)              5,439              --              (70)           5,369           5,439
             Policy loans                        938              --               --              938             938
                                         ---------------  --------------  --------------  --------------  --------------

               Total investments       $     108,067              50           (6,242)         101,875         101,945
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           5             --              --                  5              5
                                         ===============  ==============  ==============  ==============  ==============


                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997



                                                                              1998
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. treasury securities    $         100               1               --              101            101
           Government agency
              obligations                      3,471              74               --            3,545          3,545
           Corporate securities               70,883           1,384             (406)          71,861         71,861
           Mortgage-backed
               securities                     11,789              87              (32)          11,844         11,844
           Asset-backed securities            12,985             349              (27)          13,307         13,307
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities            99,228           1,895             (465)         100,658        100,658
             Mortgage loans (net)              5,245             204               --            5,449          5,245
             Policy loans                      1,223              --               --            1,223          1,223
                                         ---------------  --------------  --------------  --------------  --------------

             Total investments         $     105,696           2,099             (465)         107,330        107,126
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           2             --                --                2              2
                                         ===============  ==============  ==============  ==============  ==============

        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                            ESTIMATED
                                                           AMORTIZED           FAIR
                                                              COST            VALUE
                                                         ---------------  ---------------
                                                                 (IN THOUSANDS)
        Less than one year                             $         3,573            3,573
        Due after one year through five years                   33,093           31,752
        Due after five years through ten years                  39,035           35,583
        Due after ten years                                     17,717           16,589
        Mortgage-backed securities                               8,272            8,071
                                                         ---------------  ---------------

                 Total                                 $       101,690           95,568
                                                         ===============  ===============


        At December 31, 1999, approximately 94.2% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 5.8% noninvestment grade debt securities, 5.7% are rated as BB or its equivalent, and 0.1% are rated B or its equivalent.

        The Company had one impaired debt security, which became nonincome producing in 1999. The Company had no impaired investments, and all debt securities were income producing in 1998

        The components of investment income, realized gains (losses), and unrealized appreciation are as follows:

                                                                                  1999           1998          1997
                                                                               ------------  -------------  ------------
                                                                                            (IN THOUSANDS)
        Income on debt securities                                           $      7,119         6,928          6,575
        Income on cash and cash equivalents                                          185           305            186
        Interest on mortgage loans                                                   401           308             32
        Income on policy loans                                                        82            92             83
        Miscellaneous interest                                                         1             2             --
                                                                               ------------  -------------  ------------

        Total investment income                                                    7,788         7,635          6,876

        Investment expenses                                                         (125)         (119)          (115)
                                                                               ------------  -------------  ------------

                 Net investment income                                      $      7,663         7,516          6,761
                                                                               ============  =============  ============

        Net realized capital (losses) gains -
            debt securities                                                 $       (452)          178            158
                                                                               ============  =============  ============

        Unrealized (depreciation) appreciation is as follows:
               Debt securities                                              $     (6,122)        1,430            633
               Short-term investments                                                 --            --              3
               Effects on deferred acquisition
                 costs amortization                                                2,793          (726)          (213)
               Effects on PVFP amortization                                          735          (192)          (200)
                                                                               ------------  -------------  ------------

               Unrealized (depreciation) appreciation
                 before income tax                                                (2,594)          512            223

               Unrealized income tax benefit (expense)                               908          (179)           (78)
                                                                               ------------  -------------  ------------

                 Net unrealized appreciation (depreciation) on
                   investments                                              $     (1,686)          333            145
                                                                               ============  =============  ============


        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $25,986,787. Gross gains of $165,919 and gross losses of $618,025 were realized on those sales. Included in these amounts were $25,816 of gross gains and $19,890 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling approximately $493,244 related to one debt security held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $50,660,583. Gross gains of $591,755 and gross losses of $413,588 were realized on those sales. Included in these amounts were $133,138 of gross gains and $106,165 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

  (4)   SECURITY GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1999 and 1998, the Company held the following individual mortgage loan which exceeded 10% of shareholder's equity:

                                                    1999             1998
                                               ---------------  ---------------
        Colonial Realty, at carrying value   $     1,998,296        1,997,287
                                               ===============  ===============


  (5)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998         1997
                                                                                 ------------  ------------ ------------
                                                                                             (IN THOUSANDS)
        Net income                                                             $        160        810           443
                                                                                 ------------  ------------ ------------

        Other comprehensive income (loss), before tax -
            Unrealized appreciation (depreciation) on
               Investments arising during period:
                 Unrealized (depreciation) appreciation
                     on investments                                                  (7,100)       616           472
                 Adjustment to deferred acquisition
                   costs attributable to unrealized
                   depreciation (appreciation)                                        3,308       (398)         (108)
                 Adjustment to PVFP attributable to
                   unrealized depreciation (appreciation)                               872          6          (198)
                                                                                 ------------  ------------ ------------

                       Total unrealized (depreciation) appreciation on
                          investments arising during period                          (2,920)       224           166
                                                                                 ------------  ------------ ------------

        Less reclassification adjustments for realized losses (gains) included in net income:
               Adjustment for losses (gains) included in
                 net realized (losses) gains on sales
                 of investments                                                         452       (178)         (158)
               Adjustment for (gains) losses included in
                 amortization of deferred acquisition costs                            (211)       115            36
               Adjustment for (gains) losses included in
                 amortization of PVFP                                                   (55)        (2)           67
                                                                                 ------------  ------------ ------------

                       Total reclassification adjustments for losses (gains)
                          included in net income                                        186        (65)          (55)
                                                                                 ------------  ------------ ------------

        Other comprehensive (loss) income, before related income tax
            (benefits) expense                                                       (3,106)       289           221

        Related income tax (benefit) expense                                         (1,087)       101            77
                                                                                 ------------  ------------ ------------

                       Other comprehensive (loss) income, net of tax                 (2,019)       188           144
                                                                                 ------------  ------------ ------------

                       Comprehensive (loss) income                             $     (1,859)       998           587
                                                                                 ============  ============ ============


  (6)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments. The expense arising from these allocations is not material.

  (7)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its immediate parent, CFSLIC. Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

                                                                                          1999        1998       1997
                                                                                        ----------  ---------  ---------
                                                                                                (IN THOUSANDS)
        Statements of income:
            Operating income (excluding realized investment gains)                    $      179       215        250
            Realized investment gains                                                         15        62         55
                                                                                        ----------- ---------  ---------

                 Income tax expense included in the statements of
                   income                                                                    194       277        305

        Shareholder's equity - change in deferred federal income taxes
            related to unrealized (depreciation) appreciation on securities               (1,087)      101         77
                                                                                        ----------- ---------  ---------

                 Total income tax (benefit) expense                                   $     (893)      378        382
                                                                                        =========== =========  =========

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                                1999                  1998                 1997
                                                        --------------------  --------------------  --------------------
                                                                                (IN THOUSANDS)
        Computed expected tax expense                 $   124       35.0%    $  380       35.0%    $  262       35.0%
        Dividends received deduction - separate
            account                                      (115)     (32.5)      (150)     (13.9)        --         --
        Amortization of intangible assets                  39       11.0         39        3.6         39        5.2
        Valuation allowance for permanent
            impairments                                   173       48.9         --         --         --        --
        Other                                             (27)      (7.6)         8        0.8          4        0.5
                                                        --------  ----------  --------  ----------  --------  ----------
                   Total                              $   194       54.8%    $  277       25.5%    $  305       40.7%
                                                        ========  ==========  ========  ==========  ========  ==========



        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 are as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Tax basis of intangible assets purchased                                         $       569          624
            Liability for commission on recaptures                                                    60          120
            Policy reserves                                                                        2,678        2,477
            DAC "Proxy Tax"                                                                        1,383        1,252
            Permanent impairments                                                                    173           --
            Unrealized depreciation in investments                                                   908           --
            Other deferred tax assets                                                                165         (359)
                                                                                               ------------ ------------

                   Total deferred tax assets                                                       5,936        4,114
            Valuation allowance                                                                     (173)           --
                                                                                               ------------ ------------
                   Total deferred tax assets, net of valuation allowance                           5,763        4,114
                                                                                               ------------ ------------

        Deferred tax liabilities:
            Unrealized appreciation in investments                                                    --          179
            PVFP                                                                                     226          150
            Deferred acquisition costs                                                             4,305        3,200
                                                                                               ------------ ------------

                   Total deferred tax liabilities                                                  4,531        3,529
                                                                                               ------------ ------------

                   Net deferred tax asset                                                    $     1,232          585
                                                                                               ============ ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 100% valuation allowance against the deferred tax asset related to the permanent impairments.

  (8)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 by the Company were $2,496,782, $1,587,833, and $396,806, respectively.



  (9)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values at the date of purchase, and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Statutory capital and surplus                                                        $     9,826       10,411
        Reconciling items:
            Statutory asset valuation reserve                                                        827        1,078
            Statutory interest maintenance reserve                                                   187          190
            GAAP investment adjustments to fair value                                             (6,122)       1,430
            GAAP deferred policy acquisition costs                                                15,093        9,142
            GAAP basis policy reserves                                                            (4,480)      (4,670)
            GAAP deferred federal income taxes (net)                                               1,232          585
            GAAP guarantee assessment adjustment                                                  (1,100)      (1,000)
            GAAP goodwill                                                                          1,631        1,813
            GAAP present value of future profits                                                   1,740          854
            GAAP future purchase price payable                                                      (172)        (342)
            GAAP investment valuation reserves                                                       (40)         (10)
            Other                                                                                      8            8
                                                                                               ------------ ------------
                   GAAP shareholder's equity                                                 $    18,630       19,489
                                                                                               ============ ============


        Statutory net loss for the years ended December 31, 1999, 1998, and 1997 was $1,478,513, $142,046, and $461,118, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 2000 will be $702,615, which is 10% of the Company's December 31, 1999 statutory surplus of $7,026,153.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's Total Adjusted Capital and Authorized Control Level RBC were $10,653,128 and $1,705,480, respectively. This level of adjusted capital qualifies under all tests.

(10)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1999, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.1 million in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid $8,000, $33,505, and $460,167 in guaranty fund assessment in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained were not material.

(11)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent new business.